UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-01800

U.S. GLOBAL INVESTORS FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024 – June 30, 2024

ITEM 1. REPORT TO SHAREHOLDERS.
(a)           A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (“Act”), is attached hereto.

USGI Global Luxury Goods Fund

USLUX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the USGI Global Luxury Goods Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$77	1.51%

Fund Statistics

Total Net Assets	$48,462,732
# of Portfolio Holdings	56
Portfolio Turnover Rate	79%
Management Fee (Net of fees waived)	$152,936

Top Ten Holdings

(% of investments)

Cie Financiere Richemont SA	6.57%
Hermes International SCA	5.68%
Amazon.com, Inc.	4.78%
KKR & Co., Inc.	4.44%
Industria de Diseno Textil SA	4.25%
UBS Group AG	4.14%
LVMH Moet Hennessy Louis Vuitton SE, ADR	4.05%
Constellation Brands, Inc., Class A	3.68%
Apollo Global Management, Inc.	3.65%
Lululemon Athletica, Inc.	3.42%

Sector Weightings

(% total investments)

Value	Value
Consumer Discretionary	50.3%
Financials	21.0%
Consumer Staples	12.7%
Materials	10.9%
Communication Services	5.0%
Other	0.1%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/. The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group).

Registrant Name

USGI Global Luxury Goods Fund

USLUX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2024

252S-USLUX-24

Global Resources Fund

PSPFX

:  Investor  Class

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the USGI Global Resources Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$73	1.48%

Fund Statistics

Total Net Assets	$41,729,829
# of Portfolio Holdings	139
Portfolio Turnover Rate	45%
Management Fee (Net of fees waived)	$88,288

Top Ten Holdings

(% of investments)

Abaxx Technologies, Inc.	7.19%
Ivanhoe Mines, Ltd.	6.18%
Filo Corp.	5.27%
Cheniere Energy, Inc.	3.14%
Kimbell Royalty Partners LP	2.16%
Linde PLC	2.10%
OceanaGold Corp.	1.93%
Viper Energy, Inc.	1.80%
NG Energy International Corp.	1.79%
K92 Mining, Inc.	1.73%

Sector Weightings

(% total investments)

Value	Value
Metal - Diversified	17.1%
Gold Mining	16.7%
Oil Companies - Exploration & Production	11.7%
Enterprise Software/Services	8.9%
Non-Ferrous Metals	5.8%
Oil - US Royalty Trusts	5.1%
Oil Companies - Field Services	3.5%
Pipelines	3.5%
Diversified Minerals	3.2%
Other	24.5%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/. The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group).

U.S. Global Investors Funds

Global Resources Fund

PSPFX

:  Investor  Class

Semi-Annual Shareholder Report - June 30, 2024

252S-PSPFX-24

Gold and Precious Metals Fund

USERX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the USGI Gold and Precious Metals Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$92	1.73%

Fund Statistics

Total Net Assets	$101,512,583
# of Portfolio Holdings	71
Portfolio Turnover Rate	29%
Management Fee Paid	$434,999

Top Ten Holdings

(% of investments)

K92 Mining, Inc.	9.62%
Aya Gold & Silver, Inc.	6.84%
Vox Royalty Corp.	4.09%
Alamos Gold, Inc.	3.86%
OceanaGold Corp.	3.39%
Equinox Gold Corp.	2.83%
Mineros SA	2.67%
Karora Resources, Inc.	2.57%
Emerald Resources NL	2.31%
Ivanhoe Mines, Ltd.	2.23%

Sector Weightings

(% total investments)

Value	Value
Gold Mining	64.6%
Silver Mining	11.0%
Precious Metals	7.9%
Metal - Diversified	7.1%
Mining Services	3.0%
Other	6.4%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/. The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group).

U.S. Global Investors Funds

Gold and Precious Metals Fund

USERX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2024

252S-USERX-24

Near-Term Tax Free Fund

NEARX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the USGI Near-Term Tax Free Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$22	0.45%

Fund Statistics

Total Net Assets	$25,030,270
# of Portfolio Holdings	67
Portfolio Turnover Rate	17%
Management Fee (Net of fees waived)	$(51,026)

Top Ten Area Concentrations

(% of net assets)

Pennsylvania	8.83%
Texas	8.38%
Minnesota	6.59%
New Mexico	4.64%
Michigan	4.46%
Colorado	3.48%
California	3.41%
Massachusetts	3.24%
Missouri	2.89%
Florida	2.84%

Maturity Weightings

(% total investments)

Less than 1 Month
1-3 Months
3-12 Months
1-3 Years
3-5 Years

Value	Value	Value	Value	Value	Value
	Less than 1 Month	1,535,651		6.9%
	1-3 Months	3,053,408		13.6%
	3-12 Months	6,001,611		27.2%
	1-3 Years	9,434,056		42.2%
	3-5 Years	2,238,524		10.1%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/. The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group).

U.S. Global Investors Funds

Near-Term Tax Free Fund

NEARX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2024

252S-NEARX-24

U.S. Government Securities Ultra-Short Bond Fund

UGSDX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the USGI U.S. Government Securities Ultra-Short Bond Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$23	0.45%

Fund Statistics

Total Net Assets	$30,072,414
# of Portfolio Holdings	12
Portfolio Turnover Rate	33%
Management Fee (Net of fees waived)	$(39,483)

Top Ten Holdings

(% of investments)

U.S. Treasury Bill	13.22%
Federal Home Loan Mortgage Corp.	13.11%
Federal Home Loan Mortgage Corp., MTN	12.97%
Federal Home Loan Bank	8.84%
Federal Farm Credit Bank	8.82%
U.S. Treasury Bill	8.76%
Federal Farm Credit Bank	8.66%
U.S. Treasury Note/Bond	6.57%
Federal Home Loan Bank	6.09%

Sector Weightings

(% total investments)

Value	Value
Federal Home Loan Mortgage Corp.	26.1%
Federal Home Loan Bank	23.6%
U.S. Treasury Bill	21.9%
Federal Farm Credit Bank	21.8%
U.S. Treasury Note/Bond	6.6%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/. The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group).

U.S. Global Investors Funds

U.S. Government Securities Ultra-Short Bond Fund

UGSDX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2024

252S-UGSDX-24

USGI World Precious Minerals Fund

UNWPX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about the USGI World Precious Minerals Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at  www.usfunds.com/invest-with-us/prospectus-2/. You can also request this information by contacting us at (800) 873-8637.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$76	1.48%

Fund Statistics

Total Net Assets	$41,616,658
# of Portfolio Holdings	167
Portfolio Turnover Rate	14%
Management Fee (Net of fees waived)	$68,905

Top Ten Holdings

(% of investments)

TriStar Gold, Inc.	11.13%
K92 Mining, Inc.	6.92%
Nano One Materials Corp.	6.64%
Dolly Varden Silver Corp.	3.75%
Arizona Metals Corp.	3.48%
Vizsla Silver Corp.	3.40%
Ivanhoe Mines, Ltd.	3.10%
Radisson Mining Resources, Inc.	2.68%
First Nordic Metals Corp.	2.60%
Asante Gold Corp.	2.55%

Sector Weightings

(% total investments)

Value	Value
Gold Mining	52.0%
Precious Metals	18.2%
Silver Mining	7.9%
Advanced Materials/Production	6.9%
Metal - Diversified	6.0%
Diversified Minerals	3.8%
Other	5.2%

Where can I find additional information about the fund?

If you wish to view additional information about the Fund; including but not limited to its prospectus, holdings, financial information, and proxy information, please visit www.usfunds.com/invest-with-us/prospectus-2/. The Fund is distributed by Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group).

U.S. Global Investors Funds

USGI World Precious Minerals Fund

UNWPX

:  Investor Class

Semi-Annual Shareholder Report - June 30, 2024

252S-UNWPX-24

(b)          Not applicable.
ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)           Included as part of financial statements filed under Item 7(a).
(b)          Not applicable.
ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
(a)

U.S. Global Investors Funds
Semi-Annual Financials and
Other Information
June 30, 2024
(Unaudited)

U.S. Global Investors Funds
Semi-Annual Financials and Other Information
June 30, 2024
Table of Contents
(Unaudited)
Portfolios of Investments 5
Notes to Portfolios of Investments 29
Statements of Assets and Liabilities 40
Statements of Operations 42
Statements of Changes in Net Assets 44
Notes to Financial Statements 48
Financial Highlights 61
Other Information 67

Apex Fund Services
3 Canal Plaza, Suite 600
Portland, ME 04101
Nasdaq Symbols (unaudited)
U.S. Global Investors Funds
Investor Class
U.S. Government Securities Ultra-Short Bond Fund UGSDX
Near-Term Tax Free Fund NEARX
Global Luxury Goods Fund USLUX
Global Resources Fund PSPFX
World Precious Minerals Fund UNWPX
Gold and Precious Metals Fund USERX

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2024
U.S. Government Securities Ultra-Short Bond Fund
United States Government and Agency
Obligations 75.26%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Federal Farm Credit Bank 16.36%
Fixed Rates:
0.47 11/18/24 $ 2,000,000 $ 1,959,939
2.35 12/05/25 1,000,000 963,960
5.34 05/28/26 2,000,000 1,997,072
4,920,971
Federal Home Loan Bank 17.79%
Fixed Rates:
4.63 12/13/24 1,000,000 996,414
5.35 12/30/24 2,000,000 2,000,908
2.63 09/12/25 1,000,000 972,825
1.11 10/28/26 1,500,000 1,378,359
5,348,506
Federal Home Loan Mortgage Corp. 19.63%
Fixed Rates:
2.40 03/28/25 3,000,000 2,935,750
4.05 08/28/25 3,000,000 2,967,690
5,903,440
U.S. Treasury Bill 16.54%
◊
Yield to Maturity:
5.13 07/18/24 3,000,000 2,992,555
5.19 09/05/24 2,000,000 1,980,909
4,973,464
U.S. Treasury Note/Bond 4.94%
Fixed Rates:
4.25 12/31/25 1,500,000 1,485,850
Investments, at value 75.26% 22,632,231
(cost $22,674,080 )
Other assets and liabilities, net 24.74% 7,440,183
Net Assets 100.00% $ 30,072,414

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2024
Near-Term Tax Free Fund
Municipal Bonds 88.95%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Alabama 1.94%
Alabama Community College System,
Alabama, Refunding, RB BAM 4.00 11/01/24 $ 185,000 $ 185,049
Alabaster Board of Education, Alabama,
Prefunding, Special Tax Bond AGM 5.00 09/01/44 300,000 300,604
485,653
Arizona 1.61%
City of Mesa AZ, Arizona, Refunding, GO
Limited 4.00 07/01/25 400,000 403,384
California 3.41%
City of Milpitas CA Wastewater Revenue,
California, Refunding, RB 5.00 11/01/24 350,000 351,856
East Side Union High School District,
California, GO Unlimited AGM 5.00 08/01/24 200,000 200,213
State of California, California, Refunding, GO
Unlimited 5.00 08/01/24 300,000 300,378
852,447
Colorado 3.48%
City of Glendale CO, Colorado, Refunding, COP
AGM 5.00 12/01/25 510,000 517,152
Colorado Health Facilities Authority, Colorado,
Refunding, RB 5.00 10/01/25 350,000 355,079
872,231
Connecticut 1.62%
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 05/15/27 200,000 206,028
Town of Simsbury CT, Connecticut, Refunding,
GO Unlimited 5.00 08/01/24 200,000 200,265
406,293
Florida 2.84%
Port St Lucie Community Redevelopment
Agency, Florida, Refunding, Tax
Allocation Bond 5.00 01/01/25 705,000 710,345
Georgia 1.22%
Grady County School District, Georgia, GO
Unlimited 5.00 10/01/25 300,000 306,123
Hawaii 0.73%
State of Hawaii, Hawaii, Refunding, GO
Unlimited 5.00 10/01/27 175,000 181,573

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2024
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Illinois 1.21%
Cook County Township High School District No.
225, Illinois, Refunding, GO Unlimited 5.00 12/01/24 $ 300,000 $ 301,712
Indiana 1.79%
County of Warrick IN Redevelopment District,
Indiana, Refunding, Tax Allocation Bond 4.00 08/01/25 170,000 170,932
Northwestern School Corp., Indiana, GO
Limited 5.00 01/15/26 150,000 153,083
South Henry Multi School Building Corp.,
Indiana, RB 5.00 07/15/24 125,000 125,047
449,062
Iowa 1.17%
Iowa Finance Authority, Iowa, Refunding, RB 5.00 02/15/25 290,000 291,898
Kansas 1.87%
City of Lawrence KS, Kansas, GO Unlimited 3.25 09/01/27 170,000 166,816
Sedgwick County Unified School District No.
262 Valley Center, Kansas, Refunding,
GO Unlimited 4.00 09/01/25 300,000 300,355
467,171
Kentucky 2.82%
Campbellsville Independent School District
Finance Corp., Kentucky, RB 4.00 08/01/25 165,000 165,712
City of Ashland KY, Kentucky, Refunding, GO
Unlimited AGM 5.00 01/01/25 300,000 302,096
Kentucky Bond Development Corp., Kentucky,
Refunding, RB 5.00 05/01/25 235,000 237,553
705,361
Louisiana 1.17%
Louisiana Housing Corp., Louisiana, RB FHLMC 2.15 12/01/24 295,000 292,353
Massachusetts 3.24%
Massachusetts Development Finance Agency,
Massachusetts, Refunding, RB 4.00 04/01/25 250,000 251,180
Massachusetts Port Authority, Massachusetts,
Refunding, RB 5.00 07/01/24 560,000 560,000
811,180

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2024
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Michigan 4.46%
Great Lakes Water Authority Water Supply
System Revenue, Michigan, Refunding,
RB 5.00 07/01/26 $ 365,000 $ 377,134
Michigan Finance Authority, Michigan, RB
AGM 5.00 07/01/26 300,000 300,231
Wayne State University, Michigan, RB 5.00 11/15/27 430,000 438,427
1,115,792
Minnesota 6.59%
City of Woodbury MN, Minnesota, GO
Unlimited 3.00 02/01/28 550,000 536,254
County of Chisago MN, Minnesota, GO
Unlimited 2.00 02/01/27 1,175,000 1,113,311
1,649,565
Mississippi 0.50%
County of Madison MS, Mississippi, GO
Unlimited 4.50 11/01/25 125,000 125,418
Missouri 2.89%
Nixa Public Schools, Missouri, Refunding, GO
Unlimited 2.25 03/01/25 530,000 522,336
St Louis Land Clearance for Redevelopment
Authority, Missouri, RB 4.00 07/15/25 200,000 201,251
723,587
Nebraska 1.21%
Nebraska Public Power District, Nebraska,
Refunding, RB 5.00 01/01/25 300,000 302,319
Nevada 1.20%
Clark County Water Reclamation District,
Nevada, Refunding, GO Limited 5.00 07/01/24 300,000 300,000
New Jersey 1.73%
Middlesex County Improvement Authority, New
Jersey, RB 5.00 07/01/25 425,000 432,370
New Mexico 4.64%
City of Rio Rancho NM, New Mexico, GO
Unlimited 5.00 08/01/27 600,000 632,058
Los Alamos Public School District, New
Mexico, GO Unlimited 5.00 08/01/25 520,000 529,274
1,161,332

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2024
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
New York 2.72%
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/25 $ 250,000 $ 254,593
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/26 200,000 207,391
Port Authority of New York & New Jersey,
New York, Refunding, RB 5.00 10/01/25 215,000 218,674
680,658
North Carolina 2.02%
County of Pender NC, North Carolina, RB 5.00 04/01/25 500,000 505,247
Ohio 1.12%
Kettering City School District, Ohio, Refunding,
GO Unlimited 5.00 12/01/24 280,000 281,552
Oklahoma 0.90%
Grady County School Finance Authority,
Oklahoma, RB 5.00 09/01/24 225,000 225,377
Oregon 2.60%
City of Ashland OR, Oregon, GO Limited 2.38 10/01/26 200,000 192,379
City of Lincoln City OR, Oregon, Refunding, GO
Unlimited 2.50 06/01/28 300,000 283,396
Klamath Falls Intercommunity Hospital
Authority, Oregon, Refunding, RB 4.00 09/01/24 175,000 174,890
650,665
Pennsylvania 8.83%
Commonwealth of Pennsylvania, Pennsylvania,
Refunding, GO Unlimited, First Series 5.00 08/15/25 310,000 315,834
Commonwealth of Pennsylvania, Pennsylvania,
GO Unlimited, Second Series 5.00 09/15/24 300,000 300,851
Delaware River Port Authority, Pennsylvania,
Refunding, RB 5.00 01/01/27 500,000 521,406
Pittsburgh Water & Sewer Authority,
Pennsylvania, RB AGM 5.00 09/01/24 300,000 300,655
Williamsport Sanitary Authority, Pennsylvania,
Refunding, RB BAM 5.00 01/01/27 740,000 771,499
2,210,245
South Carolina 1.32%
City of Tega Cay SC, South Carolina, Refunding,
GO Unlimited 2.25 04/01/25 335,000 329,478

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2024
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
South Dakota 0.54%
South Dakota Health & Educational Facilities
Authority, South Dakota, Refunding, RB 5.00 09/01/24 $ 135,000 $ 135,178
Tennessee 1.00%
Metropolitan Government of Nashville &
Davidson County TN, Tennessee, GO
Unlimited 5.00 07/01/24 250,000 250,000
Texas 8.38%
City of Austin TX, Texas, Refunding, GO Limited 5.00 09/01/24 215,000 215,509
City of Denton TX, Texas, GO Limited 4.00 02/15/26 265,000 268,162
City of Denton TX, Texas, Refunding, GO
Limited 5.00 02/15/27 400,000 417,620
Harris County Water Control & Improvement
District No. 21, Texas, GO Unlimited
BAM 4.00 09/01/24 1,000,000 1,000,092
Lower Colorado River Authority, Texas,
Refunding, RB 5.00 05/15/27 195,000 197,190
2,098,573
Utah 1.12%
Jordan Valley Water Conservancy District,
Utah, Refunding, RB 5.00 10/01/24 280,000 281,051
Vermont 1.54%
University of Vermont and State Agricultural
College, Vermont, Refunding, RB 5.00 10/01/24 385,000 386,300
Virginia 0.91%
Virginia Commonwealth Transportation Board,
Virginia, RB 5.00 05/15/25 225,000 228,361
Washington 2.61%
City of Seattle WA Municipal Light & Power
Revenue, Washington, Refunding, RB 5.00 10/01/24 240,000 240,925
King County Fire Protection District No. 45,
Washington, GO Unlimited 4.00 12/01/25 260,000 261,765
King County Housing Authority, Washington,
Refunding, RB 4.00 06/01/27 150,000 150,706
653,396
Investments, at value 88.95% 22,263,250
(cost $22,465,097 )
Other assets and liabilities, net 11.05% 2,767,020
Net Assets 100.00% $ 25,030,270

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2024
Global Luxury Goods Fund
Common Stocks 93.87% Shares Value
Apparel Manufacturers 12.58%
Burberry Group PLC 18,800 $ 208,776
Christian Dior SE 585 425,384
Deckers Outdoor Corp.
*
995 963,110
Hermes International SCA 1,192 2,753,074
Kering SA, ADR 29,200 1,059,376
PRADA SpA 22,000 163,932
Ralph Lauren Corp. 3,000 525,180
6,098,832
Athletic Footwear 0.78%
NIKE, Inc., Class B 5,000 376,850
Automotive - Cars & Light Trucks 8.93%
Bayerische Motoren Werke AG 8,800 832,405
Ferrari NV 1,850 755,485
Mercedes-Benz Group AG, ADR 52,000 897,000
Porsche Automobil Holding SE, ADR 87,000 388,890
Volkswagen AG 12,150 1,455,861
4,329,641
Beverages - Wine/Spirits 4.56%
Constellation Brands, Inc., Class A 6,940 1,785,523
Remy Cointreau SA 5,050 424,320
2,209,843
Casino Hotels 0.96%
Wynn Resorts, Ltd. 5,200 465,400
Cosmetics & Toiletries 0.22%
The Estee Lauder Cos., Inc. 1,000 106,400
Cruise Lines 5.72%
Carnival Corp.
*
63,200 1,183,104
Norwegian Cruise Line Holdings, Ltd.
*
59,000 1,108,610
Royal Caribbean Cruises, Ltd.
*
3,000 478,290
2,770,004
Diversified Banking Institution 7.75%
JPMorgan Chase & Co. 2,600 525,876
The Goldman Sachs Group, Inc. 2,700 1,221,264
UBS Group AG 68,000 2,008,720
3,755,860
E-Commerce/Products 4.78%
Amazon.com, Inc.
*
11,980 2,315,135
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
#*@
100,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2024
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Finance - Credit Card 1.00%
American Express Co. 2,100 $ 486,255
Finance - Mortgage Loan/Banker 0.00%
Lendified Holdings, Inc.
#*@
1,116,560 0
Gold Mining 8.23%
B2Gold Corp. 175,000 472,500
Centerra Gold, Inc. 19,533 131,357
Dundee Precious Metals, Inc. 72,000 563,664
Franco-Nevada Corp. 4,600 545,192
New Gold, Inc.
*
35,000 68,250
Osisko Gold Royalties, Ltd. 29,500 459,610
Red 5, Ltd.
*
1,607,112 384,941
Resolute Mining, Ltd.
*
342,000 118,930
Royal Gold, Inc. 3,250 406,770
Torex Gold Resources, Inc.
*
30,000 464,895
Westgold Resources, Ltd. 230,000 370,154
3,986,263
Hotels & Motels 4.28%
Accor SA 22,200 908,402
HUGO BOSS AG 6,276 282,190
InterContinental Hotels Group PLC 8,400 882,641
2,073,233
Investment Management/Advisory Services 3.65%
Apollo Global Management, Inc. 15,000 1,771,050
Oil Companies - Exploration & Production 0.08%
NG Energy International Corp., 144A
#*∆
50,000 37,279
Precious Metals 0.49%
Wheaton Precious Metals Corp. 4,500 235,890
Private Equity 7.58%
Blackstone, Inc., Class A 12,300 1,522,740
KKR & Co., Inc. 20,450 2,152,158
3,674,898
Real Estate Operating/Development 0.00%
Infrastructure Ventures, Inc.
#*@+
426,533 0
Retail - Apparel/Shoe 11.46%
Brunello Cucinelli SpA 3,950 394,234
Industria de Diseno Textil SA 41,500 2,059,371
JD Sports Fashion PLC 145,000 217,737
Lululemon Athletica, Inc.
*
5,550 1,657,785

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2024
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Retail - Apparel/Shoe (cont’d)
Moncler SpA 20,000 $ 1,226,879
5,556,006
Retail - Jewelry 6.57%
Cie Financiere Richemont SA 20,380 3,185,047
Silver Mining 0.20%
Fortuna Silver Mines, Inc.
*
20,000 97,800
Textile - Apparel 4.05%
LVMH Moet Hennessy Louis Vuitton SE, ADR 12,786 1,960,733
Total Common Stocks 45,492,419
(cost $42,671,885)
Corporate Non-Convertible Bond 1.54%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.54%
Aris Gold Corp. 7.50 08/26/27 $ 623,067 747,680
(cost $623,000)
Investments, at value 95.41% 46,240,099
(cost $43,294,885 )
Other assets and liabilities, net 4.59% 2,222,633
Net Assets 100.00% $ 48,462,732

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2024
Global Resources Fund
Common Stocks 85.64% Shares Value
Advanced Materials/Production 0.80%
Nano One Materials Corp.
*
325,000 $ 332,590
Agricultural Chemicals 1.47%
CF Industries Holdings, Inc. 5,000 370,600
OCI NV 10,000 244,233
614,833
Agricultural Operations 1.15%
Bunge Global SA 4,500 480,465
Building Products - Wood 0.93%
Atlas Engineered Products, Ltd.
*
100,000 103,797
Atlas Engineered Products, Ltd.
*
85,000 88,228
Stella-Jones, Inc. 3,000 195,760
387,785
Chemicals - Specialty 1.30%
Daqo New Energy Corp., ADR
*
7,500 109,500
Methanex Corp. 9,000 434,524
544,024
Coal 0.00%
Caribbean Resources Corp.
#*@
2,148,176 0
Diamonds/Precious Stones 0.48%
Barksdale Resources Corp.
*
1,955,000 200,066
Diversified Minerals 2.93%
Arianne Phosphate, Inc.
*
600,000 124,995
Atlas Lithium Corp.
*
3,000 31,140
BHP Group, Ltd., ADR 3,500 199,815
Core Assets Corp., 144A
#*∆
600,000 50,437
E3 Lithium, Ltd.
*
100,000 105,990
IberAmerican Lithium Corp.
*@
1,000,000 116,955
Legacy Lithium Corp.
#*@
100,000 2,039
Leo Lithium, Ltd.
#*@
700,000 202,151
Lithium Royalty Corp.
*
821 3,961
NGEX Minerals, Ltd.
*
20,000 118,417
NGX, Ltd.
*
90 8
Nio Strategic Metals, Inc.
*
3,325,000 145,828
Nio Strategic Metals, Inc., 144A
#*∆
362,069 15,880
Sigma Lithium Corp.
*
3,000 36,090
Wolfden Resources Corp.
*
1,825,000 66,701
1,220,407
Electric - Integrated 0.91%
CPFL Energia SA 65,000 381,272

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2024
Global Resources Fund
Common Stocks (cont’d) Shares Value
Energy - Alternate Sources 0.35%
Canadian Solar, Inc.
*
10,000 $ 147,500
Pacific Green Energy Corp.
#*@~
2,400,000 0
147,500
Enterprise Software/Services 8.03%
Abaxx Technologies, Inc.
*
300,000 2,997,698
Base Carbon, Inc.
*
1,000,000 350,864
3,348,562
Food - Miscellaneous/Diversified 1.10%
Ingredion, Inc. 4,000 458,800
Gold Mining 12.98%
Agnico Eagle Mines, Ltd. 2,500 163,500
Barrick Gold Corp. 25,000 417,000
Black Cat Syndicate, Ltd.
*
550,475 111,801
Centerra Gold, Inc. 22,539 151,573
Collective Mining, Ltd.
*
75,000 174,336
EnviroGold Global, Ltd., 144A
#*∆
75,000 2,467
Firefinch, Ltd.
#*@
1,000,000 50,833
K92 Mining, Inc.
*
126,000 723,000
Montage Gold Corp.
*
650,000 627,170
New Gold, Inc.
*
150,000 292,500
OceanaGold Corp. 350,000 803,333
Osisko Gold Royalties, Ltd. 10,000 155,800
Ramelius Resources, Ltd. 150,000 192,683
Royal Road Minerals, Ltd.
*
5,500,000 402,032
Seabridge Gold, Inc.
*
20,000 273,800
Seasif Exploration, Inc.
*
2,000,000 21,929
Silver Tiger Metals, Inc.
*
1,000,000 153,503
Torex Gold Resources, Inc.
*
45,000 697,343
5,414,603
Industrial Gases 2.10%
Linde PLC 2,000 877,620
Investment Companies 0.33%
Contango Holdings PLC
*
10,502,248 138,866
Metal - Copper 1.95%
Arizona Sonoran Copper Co., Inc.
*
467,800 434,272
Kutcho Copper Corp.
*
1,223,500 147,566
Meridian Mining UK Societas
*
500,000 157,158
Trigon Metals, Inc.
*
90,000 73,024
812,020

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2024
Global Resources Fund
Common Stocks (cont’d) Shares Value
Metal - Diversified 15.54%
Anglo American PLC 3,500 $ 110,602
Blackwolf Copper and Gold, Ltd.
*
208,000 17,485
Electra Battery Materials Corp., 144A
#*∆
55,555 24,365
Filo Corp.
*
120,000 2,199,919
Glencore PLC 40,000 227,611
GoviEx Uranium, Inc., 144A
#*∆
58,000 3,392
Ivanhoe Electric, Inc./US
*
16,499 154,761
Ivanhoe Mines, Ltd.
*
200,000 2,580,315
Juno Corp., 144A
#*@∆
200,000 292,387
Nubian Resources, Ltd.
*
250,000 11,421
Orsu Metals Corp., 144A
#*@∆
14,761 0
Sovereign Metals, Ltd.
*
600,000 245,916
Torq Resources, Inc.
*
1,000,000 62,132
Vox Royalty Corp. 200,000 554,000
6,484,306
Metal - Iron 0.00%
Consolidated Growth Holdings, Ltd.
#*@
19,859,173 0
Mining Services 0.65%
Cordoba Minerals Corp.
*
58,823 19,779
Defense Metals Corp.
*
1,800,000 249,991
269,770
Natural Resource Technology 0.30%
I-Pulse, Inc., 144A
#*@+∆
15,971 126,171
Non-Ferrous Metals 5.28%
Cameco Corp. 10,000 492,000
Denison Mines Corp.
*
230,000 457,700
Encore Energy Corp.
*
150,000 588,794
EV Nickel, Inc.
*
225,000 106,904
InZinc Mining, Ltd.
*
2,000,000 40,203
NexGen Energy, Ltd.
*
25,000 174,500
Peninsula Energy, Ltd.
*
1,400,000 98,391
Peninsula Energy, Ltd.
*
500,000 35,139
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
Ur-Energy, Inc.
*
150,000 210,000
2,203,631
Oil - US Royalty Trusts 4.59%
Deterra Royalties, Ltd. 100,000 265,350
Kimbell Royalty Partners LP 55,000 899,800
Viper Energy, Inc. 20,000 750,600
1,915,750

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2024
Global Resources Fund
Common Stocks (cont’d) Shares Value
Oil Companies - Exploration & Production 9.38%
Canadian Natural Resources, Ltd. 6,000 $ 213,600
ConocoPhillips 1,500 171,570
EOG Resources, Inc. 2,500 314,675
LNG Energy Group Corp.
*
1,100,000 201,016
Marathon Oil Corp. 17,500 501,725
New Stratus Energy, Inc.
*
1,000,000 409,342
NG Energy International Corp.
*
1,000,000 745,587
NG Energy International Corp., 144A
#*∆
200,000 149,117
Occidental Petroleum Corp. 10,000 630,300
Permian Resources Corp. 15,000 242,250
Range Resources Corp. 10,000 335,300
3,914,482
Oil Companies - Field Services 3.15%
Halliburton Co. 10,000 337,800
Liberty Energy, Inc. 7,500 156,675
Schlumberger NV 6,000 283,080
Select Water Solutions, Inc., Class A 50,000 535,000
1,312,555
Oil Companies - Integrated 1.50%
BP PLC, ADR 10,000 361,000
TotalEnergies SE, ADR 4,000 266,720
627,720
Oil Refining & Marketing 1.25%
Marathon Petroleum Corp. 3,000 520,440
Paper & Related Products 1.15%
Sylvamo Corp. 7,000 480,200
Pipelines 3.14%
Cheniere Energy, Inc. 7,500 1,311,225
Precious Metals 1.01%
Brixton Metals Corp.
*
2,000,000 138,884
Coeur Mining, Inc.
*
50,000 281,000
419,884
Real Estate Operating/Development 0.84%
Infrastructure Ventures, Inc.
#*@+
7,443,544 0
Revival Gold, Inc.
*
1,690,682 352,213
352,213
Retail - Jewelry 0.16%
Mene, Inc.
*
750,000 68,528

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2024
Global Resources Fund
Common Stocks (cont’d) Shares Value
Silver Mining 0.89%
Vizsla Royalties Corp.
#*@
66,666 $ 16,081
Vizsla Silver Corp.
*
200,000 353,788
369,869
Total Common Stocks 35,736,157
(cost $76,467,120)
Corporate Convertible Bond 1.21%
Coupon
Rate %
Maturity
Date
Principal
Amount
Investment Companies 1.21%
Contango Holdings PLC, 144A
#@∆
0.00 09/30/24 $ 400,000 505,640
(cost $508,120)
Corporate Non-Convertible Bonds 3.38%
Gold Mining 2.19%
Aris Gold Corp. 7.50 08/26/27 763,287 915,944
Oil Companies - Exploration & Production 1.19%
NG Energy International Corp.
#
8.00 05/20/27 750,000 494,774
Total Corporate Non-Convertible Bonds 1,410,718
(cost $1,350,399)
Right 0.00% Shares
Agricultural Operations 0.00%
Wide Open Agriculture, Ltd.
#*@
750,000 0
(cost $231,813)
Exchange Traded Fund 0.10%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
ETF 4,400 42,108
(cost $41,182)
Warrants 0.43%
Exercise
Price
Exp.
Date
Diamonds/Precious Stones 0.00%
Barksdale Resources Corp., 144A
#*@∆
$ 0.60 01/09/27 177,500 0
Diversified Minerals 0.00%
Core Assets Corp., 144A
#*@∆
0.47 02/17/25 300,000 0
Desert Mountain Energy Corp., 144A
#*@∆
2.70 03/24/25 300,000 0
Group 6 Metals, Ltd.
#*@
0.28 01/13/25 400,000 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2024
Global Resources Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Diversified Minerals (cont’d)
IberAmerican Lithium Corp., 144A
#*∆
$ 0.40 09/01/26 500,000 $ 0
Lithium Ion Energy, Ltd., 144A
#*@∆
0.70 04/24/25 225,000 0
Volt Lithium Corp., 144A
#*@∆
0.33 08/04/25 500,000 0
0
Gold Mining 0.00%
Iris Metals, Ltd.
#*@
1.50 05/16/25 325,000 0
Investment Companies 0.00%
Contango Holdings PLC, 144A
#*@∆
0.09 11/07/25 4,583,333 0
Metal - Copper 0.00%
Trigon Metals, Inc., 144A
#*@∆
1.50 07/12/26 125,000 0
Metal - Diversified 0.00%
Electra Battery Materials Corp., 144A
#*@∆
1.74 08/11/25 250,000 0
Torq Resources, Inc., 144A
#*@∆
0.30 01/04/27 1,000,000 0
0
Mining Services 0.31%
Aris Mining Corp.
*
2.75 07/29/25 480,000 129,820
Non-Ferrous Metals 0.00%
Peninsula Energy, Ltd.
#*@
0.10 03/31/25 700,000 2,335
Oil Companies - Exploration & Production 0.07%
LNG Energy Group, 144A
#*@∆
0.60 05/05/26 1,000,000 0
NG Energy International Corp.
*
1.40 05/20/27 300,000 29,604
29,604
Real Estate Operating/Development 0.00%
Revival Gold, Inc., 144A
#*@∆
0.72 05/16/26 250,000 0
Revival Gold, Inc., 144A
#*@∆
0.45 05/02/27 137,500 0
0
Silver Mining 0.05%
Vizsla Royalties Corp.
#*@
0.05 12/31/25 66,666 0
Vizsla Silver Corp., 144A
#*@∆
2.00 11/15/24 62,500 19,188
19,188
Total Warrants 180,947
(cost $21,535 )
Investments, at value 90.76% 37,875,570
(cost $78,620,169 )
Other assets and liabilities, net 9.24% 3,854,259
Net Assets 100.00% $ 41,729,829

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2024
World Precious Minerals Fund
Common Stocks 93.47% Shares Value
Advanced Materials/Production 6.64%
Nano One Materials Corp.
*
2,700,000 $ 2,763,057
Coal 0.00%
Caribbean Resources Corp.
#*@
505,453 0
Diamonds/Precious Stones 0.88%
Barksdale Resources Corp.
*
3,570,000 365,338
Diversified Minerals 3.66%
Ascot Resources, Ltd.
*
100,000 40,934
Ascot Resources, Ltd., 144A
#*∆
6,412 2,625
Erdene Resource Development Corp.
*
500,000 148,021
Founders Metals, Inc.
*
150,000 202,843
Gossan Resources, Ltd.
*
1,250,000 27,411
Indochine Mining, Ltd.
#*@
10,000 0
Kenorland Minerals, Ltd.
*
225,000 146,376
Kootenay Resources, Inc.
*
40,000 3,509
Max Resource Corp.
*
2,250,000 98,681
Minaurum Gold, Inc.
*
1,500,000 241,219
Serra Energy Metals Corp.
*
2,000,000 29,239
Waraba Gold, Ltd.
*~
2,155,000 63,009
Waraba Gold, Ltd., 144A
#*~∆
6,045,000 176,748
Western Exploration, Inc.
*
350,000 225,138
Westward Gold, Inc.
*
2,000,000 116,955
1,522,708
Energy - Alternate Sources 0.14%
Iondrive, Ltd.
*
9,806,886 59,900
Financial Services 0.00%
Tokens.com Corp., 144A
#*∆
11,123 1,382
Gold Mining 47.93%
Abitibi Metals Corp.
*
300,000 78,944
Abitibi Metals Corp.
*
100,000 26,315
Adamera Minerals Corp.
*
547,000 60,975
Adamera Minerals Corp., 144A
#*∆
11,954 1,333
Aero Energy, Ltd.
*
50,000 5,299
Allegiant Gold, Ltd.
*
500,000 60,305
Alpha Exploration, Ltd.
*
500,000 378,276
Amilot Capital, Inc., 144A
#*@∆
410,000 0
Angus Gold, Inc.
*
350,000 113,848
Asante Gold Corp.
*
1,250,000 1,059,903
Awale Resources, Ltd.
*
925,000 338,072
Bellevue Gold, Ltd.
*
500,000 595,065
Black Cat Syndicate, Ltd.
*
1,500,000 304,650
Black Cat Syndicate, Ltd.
*
272,400 55,324

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2024
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Carolina Rush Corp.
*
1,000,000 $ 98,681
Cassiar Gold Corp.
*
448,000 93,330
Collective Mining, Ltd.
*
50,000 116,224
Compass Gold Corp.
*
2,000,000 116,955
Faraday Copper Corp., 144A
#*∆
43,500 25,756
Freegold Ventures, Ltd.
*
500,000 144,366
G2 Goldfields, Inc.
*
652,100 676,863
Gold Bull Resources Corp.
*
100,000 38,010
Goldshore Resources, Inc.
*
1,400,000 276,306
Heliostar Metals, Ltd.
*
1,250,000 251,270
K92 Mining, Inc.
*
502,000 2,880,523
Karus Mining, Inc.
#*@
37,500 60,305
Kesselrun Resources, Ltd.
*~
5,000,000 164,468
Kinross Gold Corp. 15,000 124,800
Lion One Metals, Ltd.
*
500,000 171,777
Loncor Gold, Inc.
*
2,575,000 705,840
Maple Gold Mines, Ltd.
*
1,000,000 62,132
Mawson Gold, Ltd.
*
900,000 493,403
McFarlane Lake Mining, Ltd.
*
2,500,000 63,960
Montage Gold Corp.
*
400,000 385,951
New Gold, Inc.
*
50,000 97,500
NV Gold Corp.
*
100,000 23,756
OceanaGold Corp. 175,000 401,667
Omai Gold Mines Corp.
*
3,000,000 241,219
Onyx Gold Corp.
*
200,000 36,548
Osisko Gold Royalties, Ltd. 10,000 155,800
Osisko Mining, Inc.
*
125,000 261,321
Radisson Mining Resources, Inc.
*
9,250,000 1,115,639
Radius Gold, Inc., 144A
#*∆
125,000 7,081
Ramelius Resources, Ltd. 350,000 449,593
Renegade Gold, Inc.
*
650,000 180,549
Reunion Gold Corp.
*
500,000 248,529
Roscan Gold Corp.
*
1,500,000 82,234
Royal Road Minerals, Ltd.
*
1,500,000 109,645
Sanu Gold Corp.
*
585,000 32,071
Sanu Gold Corp., 144A
#*∆
700,000 38,376
Scottie Resources Corp.
*
3,250,000 403,859
Seabridge Gold, Inc.
*
15,000 205,350
Silver Tiger Metals, Inc.
*
1,000,000 153,503
Skeena Resources, Ltd.
*
30,000 160,959
STLLR Gold, Inc.
*
92,000 81,371
Storm Exploration, Inc.
*
537,500 11,787
Strikepoint Gold, Inc.
*
2,750,000 70,356
Sunshine Metals, Ltd./Australia
*
12,000,000 102,619
Taurus Gold, Ltd., 144A
#*@∆
2,448,381 0
Tolu Minerals, Ltd.
*
600,000 207,695
Tolu Minerals, Ltd.
*
317,000 109,732

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2024
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Torex Gold Resources, Inc.
*
7,500 $ 116,224
TriStar Gold, Inc.
*~
28,800,000 4,631,410
Viva Gold Corp.
*
500,000 51,168
Westhaven Gold Corp.
*
1,000,000 127,919
19,944,709
Metal - Copper 0.51%
C3 Metals, Inc.
*
115,384 21,507
Meridian Mining UK Societas
*
600,000 188,590
210,097
Metal - Diversified 5.75%
Aurion Resources, Ltd.
*
421,500 184,862
Cartier Resources, Inc.
*
750,000 38,376
De Grey Mining, Ltd.
*
250,000 189,674
Ivanhoe Electric, Inc./US
*
6,299 59,084
Ivanhoe Mines, Ltd.
*
100,000 1,290,157
Juno Corp., 144A
#*@∆
200,000 292,387
New Age Metals, Inc., 144A
#*∆
143,518 4,196
Nubian Resources, Ltd.
*
500,000 22,843
Orex Minerals, Inc.
*
700,000 143,269
Orsu Metals Corp., 144A
#*@∆
186,922 0
RTG Mining, Inc.
*
3,000,000 73,678
Sirios Resources, Inc.
*
1,000,000 51,168
Sterling Metals Corp.
*
1,000,000 43,858
2,393,552
Mining Services 0.62%
Cordoba Minerals Corp.
*
58,823 19,779
Orexplore Technologies, Ltd.
#*@
267,284 3,031
Summa Silver Corp.
*
750,000 232,996
255,806
Non-Ferrous Metals 0.73%
InZinc Mining, Ltd.
*
2,000,000 40,203
Solitario Resources Corp.
*
300,000 265,500
305,703
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.
#*@
2,000,000 0
Optical Recognition Equipment 0.00%
Nexoptic Technology Corp., 144A
#*@∆
12,083 132

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2024
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Precious Metals 17.51%
Amani Gold, Ltd.
#*@
54,500,000 $ 36,357
Arizona Metals Corp.
*
1,000,000 1,447,316
Brixton Metals Corp.
*
3,000,000 208,326
Canex Metals, Inc.
*
3,250,000 118,782
Capitan Silver Corp.
*
1,100,000 128,650
Denarius Metals Corp.
*
150,000 64,691
Dolly Varden Silver Corp.
*
2,074,000 1,561,507
First Nordic Metals Corp.
*
4,550,000 1,080,918
GFG Resources, Inc.
*
5,525,000 343,281
GFG Resources, Inc., 144A
#*@∆
500,000 31,066
Gold Terra Resource Corp.
*
3,750,000 205,585
Gold79 Mines, Ltd.
*
850,000 136,691
GR Silver Mining, Ltd.
*
1,000,000 102,335
Hercules Metals Corp.
*
75,000 35,635
Olive Resource Capital, Inc.
*
4,000,000 80,406
Orla Mining, Ltd.
*
51,660 198,249
Paramount Gold Nevada Corp.
*
170,000 68,000
Polarx, Ltd.
*
30,000,000 280,442
Rua Gold, Inc.
*
1,500,000 208,326
Silver Viper Minerals Corp.
*
2,000,000 98,681
Silver Viper Minerals Corp., 144A
#*@∆
1,000,000 49,340
Stillwater Critical Minerals Corp.
*
1,000,000 109,645
Thesis Gold, Inc.
*
900,000 394,722
Unico Silver, Ltd.
*
1,000,000 100,900
Visionary Metals Corp.
*
1,500,000 46,599
Xali Gold Corp., 144A
#*∆
4,875,000 151,447
7,287,897
Real Estate Operating/Development 1.13%
Fremont Gold, Ltd.
*
400,000 24,853
Mammoth Resources Corp.
*~
5,500,000 70,356
Revival Gold, Inc.
*
1,798,818 374,740
469,949
Retail - Jewelry 0.46%
Mene, Inc.
*
2,115,000 193,250
Silver Mining 7.51%
Aya Gold & Silver, Inc.
*
50,000 496,327
Gatos Silver, Inc.
*
15,000 156,600
Gatos Silver, Inc.
*
10,000 104,090
Kootenay Silver, Inc.
*
478,000 377,355
Metallic Minerals Corp.
*
1,000,000 211,980
Reyna Silver Corp.
*
360,000 35,525
Southern Silver Exploration Corp.
*
1,500,000 263,148
Vizsla Royalties Corp.
#*@
266,666 64,325

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2024
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Silver Mining (cont’d)
Vizsla Silver Corp.
*
800,000 $ 1,415,153
3,124,503
Total Common Stocks 38,897,983
(cost $69,798,028)
Corporate Non-Convertible Bond 2.22%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 2.22%
Aris Gold Corp. 7.50 08/26/27 $ 771,080 925,296
(cost $771,080)
Exchange Traded Fund 0.21% Shares
ProShares UltraShort Gold ETF
*
4,000 86,676
(cost $107,899)
Warrants 0.46%
Exercise
Price
Exp.
Date
Diamonds/Precious Stones 0.00%
Barksdale Resources Corp., 144A
#*@∆
$ 0.60 01/09/27 147,500 0
Diversified Minerals 0.00%
Minaurum Gold, Inc., 144A
#*@∆
0.34 05/02/26 250,000 0
Western Exploration, Inc., 144A
#*@∆
2.15 12/31/49 50,000 0
0
Gold Mining 0.00%
Cassiar Gold Corp., 144A
#*@∆
0.70 05/04/25 125,000 0
Freegold Ventures, Ltd., 144A
#*@∆
0.52 12/31/49 150,000 0
McFarlane Lake Mining, Ltd., 144A
#*@∆
0.07 05/01/25 2,500,000 0
Radisson Mining Resources, Inc., 144A
#*@∆
0.27 11/17/25 375,000 0
STLLR Gold, Inc., 144A
#*@∆
2.19 12/31/27 21,000 0
0
Metal - Diversified 0.00%
Sterling Metals Corp., 144A
#*@∆
0.25 04/17/25 1,000,000 0
Mining Services 0.42%
Aris Mining Corp.
*
2.75 07/29/25 645,000 174,446
Oil Companies - Exploration & Production 0.00%
Goliath Resources, Ltd., 144A
#*@∆
0.92 05/18/25 112,500 0

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2024
World Precious Minerals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Precious Metals 0.00%
Denarius Metals Corp., 144A
#*@∆
$ 0.60 03/02/26 75,000 $ 0
GFG Resources, Inc., 144A
#*@∆
0.18 03/20/26 373,077 0
0
Real Estate Operating/Development 0.00%
Revival Gold, Inc., 144A
#*@∆
0.45 05/02/27 50,000 0
TDG Gold Corp., 144A
#*@∆
0.42 07/06/26 115,000 0
0
Silver Mining 0.04%
Kootenay Silver, Inc., 144A
#*@∆
1.68 04/25/26 64,000 0
Southern Silver Exploration Corp., 144A
#*@∆
0.35 08/14/25 875,000 0
Vizsla Royalties Corp.
#*@
0.05 12/31/25 266,666 0
Vizsla Silver Corp., 144A
#*@∆
2.00 11/15/24 62,500 19,188
19,188
Total Warrants 193,634
(cost $116,557 )
Investments, at value 96.36% 40,103,589
(cost $70,793,564 )
Other assets and liabilities, net 3.64% 1,513,069
Net Assets 100.00% $ 41,616,658

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2024
Gold and Precious Metals Fund
Common Stocks 90.36% Shares Value
Distribution/Wholesale 0.48%
A-Mark Precious Metals, Inc. 15,000 $ 485,550
Diversified Minerals 2.13%
Ascot Resources, Ltd.
*
400,000 163,737
Calibre Mining Corp.
*
750,000 986,806
Leo Lithium, Ltd.
#*@
3,500,000 1,010,756
Lithium Royalty Corp.
*
679 3,276
2,164,575
Enterprise Software/Services 0.29%
Abaxx Technologies, Inc.
*
30,000 299,770
Gold Mining 57.55%
Agnico Eagle Mines, Ltd. 20,000 1,308,000
Alamos Gold, Inc. 250,000 3,920,000
Anglogold Ashanti PLC 65,000 1,633,450
Argonaut Gold, Inc.
*
1,000,000 314,316
Barrick Gold Corp. 15,000 250,200
Black Cat Syndicate, Ltd.
*
3,400,000 690,540
Catalyst Metals, Ltd.
*
2,000,000 1,510,318
Centamin PLC 425,000 649,481
Centerra Gold, Inc. 75,128 505,228
Dundee Precious Metals, Inc. 150,000 1,174,299
Eldorado Gold Corp.
*
50,000 739,500
Endeavour Mining PLC 60,000 1,267,497
Equinox Gold Corp.
*
550,000 2,876,500
Firefinch, Ltd.
#*@
5,000,000 254,165
Franco-Nevada Corp. 8,000 948,160
Gold Resource Corp.
*
1,000,000 373,500
Harmony Gold Mining Co., Ltd., ADR 200,000 1,834,000
IAMGOLD Corp.
*
250,000 937,500
K92 Mining, Inc.
*
1,702,000 9,766,237
Karora Resources, Inc.
*
600,000 2,613,939
Kinross Gold Corp. 130,000 1,081,600
Lundin Gold, Inc. 130,000 1,920,471
Mineros SA 3,400,000 2,708,965
New Gold, Inc.
*
1,000,000 1,950,000
OceanaGold Corp. 1,500,000 3,442,857
Osisko Gold Royalties, Ltd. 120,000 1,870,107
Osisko Gold Royalties, Ltd. 50,000 779,000
Osisko Mining, Inc.
*
112,500 235,189
Pantoro, Ltd.
*
11,000,000 700,862
Petropavlovsk PLC
#*@+
4,886,855 0
Ramelius Resources, Ltd. 1,500,000 1,926,826
Red 5, Ltd.
*
7,199,100 1,724,354
Resolute Mining, Ltd.
*
5,000,000 1,738,739
Royal Gold, Inc. 8,000 1,001,280

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2024
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Torex Gold Resources, Inc.
*
90,000 $ 1,394,686
Wesdome Gold Mines, Ltd.
*
150,000 1,208,289
Westgold Resources, Ltd. 725,000 1,166,790
58,416,845
Metal - Diversified 6.77%
Aclara Resources, Inc.
*
137,400 53,230
Ivanhoe Mines, Ltd.
*
175,000 2,257,776
Mandalay Resources Corp.
*
250,000 402,032
Vox Royalty Corp. 1,500,000 4,155,000
6,868,038
Mining Services 2.41%
Capital, Ltd. 575,000 725,267
Empress Royalty Corp.
*
2,000,000 526,297
Foraco International SA
*
300,000 517,525
Orexplore Technologies, Ltd.
#*@
1,007,351 11,424
Star Royalties, Ltd.
*
3,500,000 665,180
2,445,693
Precious Metals 7.43%
Coeur Mining, Inc.
*
175,000 983,500
Elemental Altus Royalties Corp.
*
250,000 201,016
EMX Royalty Corp.
*
1,250,000 2,256,862
Hecla Mining Co. 200,000 970,000
Orla Mining, Ltd.
*
250,000 959,395
Pan American Silver Corp. 30,000 596,400
Wheaton Precious Metals Corp. 30,000 1,572,600
7,539,773
Real Estate Operating/Development 2.31%
Emerald Resources NL
*
1,000,000 2,349,828
Retail - Jewelry 0.61%
Mene, Inc.
*
1,025,000 93,655
Mene, Inc., 144A
#*∆
5,714,285 522,120
615,775
Silver Mining 10.38%
Andean Precious Metals Corp.
*
1,750,000 1,189,650
Aya Gold & Silver, Inc.
*
700,000 6,948,576
Gatos Silver, Inc.
*
75,000 783,000
Santacruz Silver Mining, Ltd.
*
3,000,000 778,480
Silvercorp Metals, Inc. 250,000 840,000
10,539,706
Total Common Stocks (cost $72,946,742) 91,725,553

Portfolio of Investments (unaudited)

See notes to portfolios of investments and notes to financial statements.
June 30, 2024
Gold and Precious Metals Fund
Corporate Non-Convertible Bonds 3.54%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Coal 0.00%
Caribbean Resources Corp.
#@^
19.25 06/15/15 $ 485,766 $ 0
Gold Mining 3.54%
Aris Gold Corp. 7.50 08/26/27 2,997,912 3,597,494
Total Corporate Non-Convertible Bonds 3,597,494
(cost $3,483,660)
Exchange Traded Fund 0.19% Shares
ProShares UltraShort Gold ETF
*
9,000 195,021
(cost $242,772)
Warrant 0.43%
Exercise
Price
Exp.
Date
Mining Services 0.43%
Aris Mining Corp.
*
$ 2.75 07/29/25 1,605,000 434,085
(cost $65,284 )
Investments, at value 94.52% 95,952,153
(cost $76,738,458 )
Other assets and liabilities, net 5.48% 5,560,430
Net Assets 100.00% $ 101,512,583

Notes to Portfolios of Investments (
unaudited
)
June 30, 2024

Legend
General
The yields reflect the effective yield from the date of purchase.
Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at June 30, 2024.
Fair Valuation of Securities
For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the
“Board”) has designated the Adviser, as defined in Note 3 in the Notes to Financial Statements,
◊ Zero coupon bond. Interest rate presented is yield to maturity.
* Non-income producing security.
@ Security was fair valued at June 30, 2024, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at June 30, 2024, were 0.00% of Global Luxury Goods Fund, 3.20% of Global Resources
Fund, 1.34% of World Precious Minerals Fund and 1.26% of Gold And Precious Metals
Fund, respectively. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of
Investments.
# Illiquid Security.
∆ Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of June 30, 2024 amounted to
$37,279, 0.08%, of Global Luxury Goods Fund, $1,189,044, 2.85%, of Global Resources
Fund, $801,057, 1.93%, of World Precious Minerals Fund and $522,120, 0.52%, of Gold And
Precious Metals Fund.
~ Affiliated Company. (see following)
+ See "Restricted Securities" in Notes to Portfolios of Investments.
^ Security is currently in default and is on scheduled interest or principal payment.
ADR American Depositary Receipt
AGM Assured Guaranty Municipal
BAM Build American Mutual Assurance Company
COP Certificate of Participation
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
LP Limited Partnership
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
S&P Standard & Poor’s
SPDR Standard & Poor’s Depositary Receipt

Notes to Portfolios of Investments (
unaudited
)
June 30, 2024

as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds.
The Funds are required to disclose information regarding the fair value measurements of a
Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.
The three levels defined by the fair value hierarchy are as follows:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long- term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean

Notes to Portfolios of Investments (
unaudited
)
June 30, 2024

between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.
Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.
The following table summarizes the valuation of each Fund’s securities as of June 30, 2024, using the fair value hierarchy:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and
Agency Obligations $ – $ 22,632,231 $ – $ 22,632,231
Investments, at Value $ – $ 22,632,231 $ – $ 22,632,231
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds $ – $ 22,263,250 $ – $ 22,263,250
Investments, at Value $ – $ 22,263,250 $ – $ 22,263,250
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund
Investments in Securities*
Common Stocks
Apparel Manufacturers $ 2,711,598 $ 3,387,234 $ – $ 6,098,832
Athletic Footwear 376,850 – – 376,850
Automotive - Cars & Light
Trucks 2,041,375 2,288,266 – 4,329,641
Beverages - Wine/Spirits 1,785,523 424,320 – 2,209,843
Casino Hotels 465,400 – – 465,400
Cosmetics & Toiletries 106,400 – – 106,400
Cruise Lines 2,770,004 – – 2,770,004

Notes to Portfolios of Investments (
unaudited
)
June 30, 2024

Global Luxury Goods Fund
Common Stocks (continued)
Diversified Banking
Institution $ 3,755,860 $ – $ – $ 3,755,860
E-Commerce/Products 2,315,135 – – 2,315,135
Energy - Alternate Sources – – 0 0
Finance - Credit Card 486,255 – – 486,255
Finance - Mortgage Loan/
Banker – – 0 0
Gold Mining 3,112,238 874,025 – 3,986,263
Hotels & Motels – 2,073,233 – 2,073,233
Investment Management/
Advisory Services 1,771,050 – – 1,771,050
Oil Companies - Exploration
& Production 37,279 – – 37,279
Precious Metals 235,890 – – 235,890
Private Equity 3,674,898 – – 3,674,898
Real Estate Operating/
Development – – 0 0
Retail - Apparel/Shoe 1,657,785 3,898,221 – 5,556,006
Retail - Jewelry – 3,185,047 – 3,185,047
Silver Mining 97,800 – – 97,800
Textile - Apparel 1,960,733 – – 1,960,733
Corporate Non-Convertible Bond – 747,680 – 747,680
Investments, at Value 29,362,073 16,878,026 0 46,240,099
Other Financial Instruments
†
Currency Contract – 1,650 – 1,650
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 332,590 $ – $ – $ 332,590
Agricultural Chemicals 370,600 244,233 – 614,833
Agricultural Operations 480,465 – – 480,465
Building Products - Wood 387,785 – – 387,785
Chemicals - Specialty 544,024 – – 544,024
Coal – – 0 0
Diamonds/Precious Stones 200,066 – – 200,066
Diversified Minerals 965,772 50,445 204,190 1,220,407
Electric - Integrated 381,272 – – 381,272
Energy - Alternate Sources 147,500 – 0 147,500
Enterprise Software/
Services 2,997,698 350,864 – 3,348,562

Notes to Portfolios of Investments (
unaudited
)
June 30, 2024

Global Resources Fund
Common Stocks (continued)
Food - Miscellaneous/
Diversified $ 458,800 $ – $ – $ 458,800
Gold Mining 5,056,819 306,951 50,833 5,414,603
Industrial Gases 877,620 – – 877,620
Investment Companies – 138,866 – 138,866
Metal - Copper 812,020 – – 812,020
Metal - Diversified 5,607,790 584,129 292,387 6,484,306
Metal - Iron – – 0 0
Mining Services 269,770 – – 269,770
Natural Resource
Technology – – 126,171 126,171
Non-Ferrous Metals 2,070,101 133,530 0 2,203,631
Oil - US Royalty Trusts 1,650,400 265,350 – 1,915,750
Oil Companies - Exploration
& Production 3,914,482 – – 3,914,482
Oil Companies - Field
Services 1,312,555 – – 1,312,555
Oil Companies - Integrated 627,720 – – 627,720
Oil Refining & Marketing 520,440 – – 520,440
Paper & Related Products 480,200 – – 480,200
Pipelines 1,311,225 – – 1,311,225
Precious Metals 419,884 – – 419,884
Real Estate Operating/
Development 352,213 – 0 352,213
Retail - Jewelry 68,528 – – 68,528
Silver Mining 353,788 – 16,081 369,869
Corporate Convertible Bond – – 505,640 505,640
Corporate Non-Convertible
Bonds – 1,410,718 – 1,410,718
Right – 0 – 0
Exchange Traded Fund 42,108 – – 42,108
Warrants
Diamonds/Precious Stones – 0 – 0
Diversified Minerals – 0 – 0
Gold Mining – 0 – 0
Investment Companies – 0 – 0
Metal - Copper – 0 – 0
Metal - Diversified – 0 – 0
Mining Services 129,820 – – 129,820
Non-Ferrous Metals – 2,335 – 2,335
Oil Companies - Exploration
& Production – 29,604 – 29,604
Real Estate Operating/
Development – 0 – 0
Silver Mining – 19,188 0 19,188
Investments, at Value 33,144,055 3,536,213 1,195,302 37,875,570

Notes to Portfolios of Investments (
unaudited
)
June 30, 2024

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 2,763,057 $ – $ – $ 2,763,057
Coal – – 0 0
Diamonds/Precious Stones 365,338 – – 365,338
Diversified Minerals 1,282,951 239,757 0 1,522,708
Energy - Alternate Sources – 59,900 – 59,900
Financial Services 1,382 – – 1,382
Gold Mining 16,877,305 3,007,099 60,305 19,944,709
Metal - Copper 210,097 – – 210,097
Metal - Diversified 1,837,813 263,352 292,387 2,393,552
Mining Services 19,779 232,996 3,031 255,806
Non-Ferrous Metals 305,703 – – 305,703
Oil Companies - Exploration
& Production – – 0 0
Optical Recognition
Equipment – – 132 132
Precious Metals 6,820,858 430,682 36,357 7,287,897
Real Estate Operating/
Development 469,949 – – 469,949
Retail - Jewelry 193,250 – – 193,250
Silver Mining 3,060,178 – 64,325 3,124,503
Corporate Non-Convertible Bond – 925,296 – 925,296
Exchange Traded Fund 86,676 – – 86,676
Warrants
Diamonds/Precious Stones – 0 – 0
Diversified Minerals – 0 – 0
Gold Mining – 0 – 0
Metal - Diversified – 0 – 0
Mining Services 174,446 – – 174,446
Oil Companies - Exploration
& Production – 0 – 0
Precious Metals – 0 – 0
Real Estate Operating/
Development – 0 – 0
Silver Mining – 19,188 0 19,188
Investments, at Value 34,468,782 5,178,270 456,537 40,103,589

Notes to Portfolios of Investments (
unaudited
)
June 30, 2024

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2024 through June 30, 2024:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Gold And Precious Metals Fund
Investments in Securities*
Common Stocks
Distribution/Wholesale $ 485,550 $ – $ – $ 485,550
Diversified Minerals 1,153,819 – 1,010,756 2,164,575
Enterprise Software/
Services 299,770 – – 299,770
Gold Mining 48,054,770 10,107,910 254,165 58,416,845
Metal - Diversified 6,868,038 – – 6,868,038
Mining Services 1,709,002 725,267 11,424 2,445,693
Precious Metals 7,539,773 – – 7,539,773
Real Estate Operating/
Development – 2,349,828 – 2,349,828
Retail - Jewelry 615,775 – – 615,775
Silver Mining 10,539,706 – – 10,539,706
Corporate Non-Convertible
Bonds – 3,597,494 0 3,597,494
Exchange Traded Fund 195,021 – – 195,021
Warrant
Mining Services 434,085 – – 434,085
Investments, at Value $ 77,895,309 $ 16,780,499 $ 1,276,345 $ 95,952,153
*
Refer to the Portfolio of Investments for a detailed list of the Fund’s investments.
†
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments, such as
Currency Contracts, which are valued at the unrealized appreciation (depreciation) at period end.
Common
Stocks Total
Global Luxury Goods Fund
Beginning Balance 12/31/23 $ 0 $ 0
Net change in unrealized appreciation (depreciation) — —
Ending Balance 06/30/24 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
06/30/24
(1)
$ — $ —
Common
Stocks
Corporate
Convertible
Bond Warrants Total
Global Resources Fund
Beginning Balance 12/31/23 $ 732,376 $ 509,860 $ 0 $ 1,242,236
Net change in unrealized appreciation (depreciation) (58,795) (4,220) — (63,015)
Ending Balance 06/30/24 $ 673,581 $ 505,640 $ 0 $ 1,179,221
Net change in unrealized appreciation (depreciation)
from Investments held as of 06/30/24
(1)
$ (58,795) $ (4,220) $ — $ (63,015)

Notes to Portfolios of Investments (
unaudited
)
June 30, 2024

(
Significant unobservable inputs developed by the Adviser for Level 3 investments held at period end are as follows:
Common
Stock Warrants Total
World Precious Minerals Fund
Beginning Balance 12/31/23 $ 404,295 $ 0 $ 404,295
Transfers (346) — (346)
Net change in unrealized appreciation (depreciation) (11,737) — (11,737)
Ending Balance 06/30/24 $ 392,212 $ 0 $ 392,212
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/24
(1)
$ (11,737) $ — $ (11,737)
Common
Stocks
Corporate
Non-
Convertible
Bond Total
Gold and Precious Metals Fund
Beginning Balance 12/31/23 $ 1,511,115 $ 0 $ 1,511,115
Transfers 11,424 — 11,424
Net change in unrealized appreciation (depreciation) (246,194) — (246,194)
Ending Balance 06/30/24 $ 1,276,345 $ 0 $ 1,276,345
Net change in unrealized appreciation (depreciation) from Investments held as of 06/30/24
(1)
$ (246,194) $ — $ (246,194)
(1)
The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at June 30, 2024.
Fair Value at
06/30/24
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Global Luxury Goods Fund
Investments in Securities
Common Stocks $ 0 Market Transaction
(1)
Discount 100%
Global Resources Fund
Investments in Securities 0% - 100% discount
(98% discount)
Common Stocks 689,662 Market Transaction
(1)
Discount
Corporate Convertible Bond 505,640 Market Transaction
(1)
Discount 0%
Warrants 0 Market Transaction
(1)
Discount 0%
World Precious Minerals Fund
Investments in Securities 0% - 100% discount
(95% discount)
Common Stocks 456,537 Market Transaction
(1)
Discount
Warrants 0 Market Transaction
(1)
Discount 100%
Gold and Precious Metals Fund
Investments in Securities 0% - 100% discount
(5% discount)
Common Stocks 1,276,345 Market Transaction
(1)
Discount

Notes to Portfolios of Investments (
unaudited
)
June 30, 2024

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.
Affiliated Companies
The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended June 30, 2024.
At June 30, 2024, the value of investments in affiliated companies was $0, representing 0% of net assets, and the total cost was $2,400,000.
Fair Value at
06/30/24
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Corporate Non-Convertible
Bond
0 Market Transaction
(1)
Discount 100%
(1)
Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.
Shares of Affiliated Companies
Global Resources Fund
December 31,
2023 Additions Reductions June 30 , 2024
Pacific Green Energy Corp. 2,400,000 — — 2,400,000
Values of Affiliated Companies
Global Resources
Fund
December
31, 2023
Purchases
Cost
Sales
Proceeds
June 30 ,
2024 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Pacific Green
Energy Corp. $ 0 $ — $ — $ 0 $ — $ — $ —
Shares of Affiliated Companies
World Precious Minerals Fund
December 31,
2023 Additions Reductions June 30 , 202 4
First Nordic Metals Corp. (formerly
Barsele Minerals Corp.) 7,550,000 — (7,550,000) —
(a)
Kesselrun Resources, Ltd. 5,000,000 — — 5,000,000
Mammoth Resources Corp. 5,500,000 — — 5,500,000
TriStar Gold, Inc. 28,800,000 — — 28,800,000
Waraba Gold Ltd. 8,200,000 — — 8,200,000
Waraba Gold, Ltd. 5,390,000 — (5,390,000) —

Notes to Portfolios of Investments (
unaudited
)
June 30, 2024

At June 30, 2024, the value of investments in affiliated companies was $5,105,991, representing
12.27% of net assets, and the total cost was $5,670,311.
Restricted Securities
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.
As of June 30, 2024, the total cost of restricted securities was $426,625, and the total value was $0, representing 0.00% of net assets.
As of June 30, 2024, the total cost of restricted securities was $7,473,544, and the total value was
$126,171, representing 0.30% of net assets.
As of June 30, 2024, the total cost of restricted securities was $1,362,590, and the total value was $0, representing 0.00% of net assets.
Values of Affiliated Companies
World Precious
Minerals Fund
December 31,
2023
Purchases
Cost
Sales
Proceeds
June 30,
2024 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
First Nordic Metals
Corp. (formerly
Barsele Minerals
Corp.) $ 769,216 $ — $ (1,558,332) $ — (a) $ — $ – $ 789,116
Kesselrun
Resources, Ltd. 169,805 — — 164,468 — – (5,337)
Mammoth
Resources Corp. 62,262 — — 70,356 — – 8,094
TriStar Gold, Inc. 1,956,153 — — 4,631,410 — – 2,675,257
Waraba Gold, Ltd. 371,307 — — 239,757 — – (131,550)
$ 3,328,743 $ — $ (1,558,332) $ 5,105,991 $ — $ – $ 1,757,348
(a) At June 30, 2024, the company was no longer defined as an affiliate, although it was an affiliate company during the period.
Global Luxury Goods Fund
Acquisition
Date
Cost per
Share/Unit
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Global Resources Fund
Acquisition
Date
Cost per
Share/Unit
I-Pulse, Inc., 144A 10/04/07 $ 1.88
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Gold and Precious Metals Fund
Acquisition
Date
Cost per
Share/Unit
Petropavlovsk PLC 09/15/21-10/07/21 $ 0.28

Statements of Assets and Liabilities (unaudited)

See accompanying notes to financial statements.
U.S. Government
Securities Ultra-
Short Bond Fund
Investments, at identified cost $ 22,674,080
Assets
Investments, at value:
Securities of unaffiliated issuers $ 22,632,231
Securities of affiliated issuers –
Cash 6,292,167
Deposits with brokers –
Unrealized gain on forward foreign currency contracts –
Foreign currencies (Cost $494,612, $0, $0, $544, $262,588 and $861,294) –
Receivables:
Dividends and interest 86,367
Capital shares sold 1,082,752
Investments sold –
From adviser 6,239
Prepaid expenses 20,780
Total Assets 30,120,536
Liabilities
Due to custodian –
Payables:
Capital shares redeemed 3,324
Distributions payable 15,684
Investments purchased –
Accrued expenses and other payables:
Adviser –
Administration and Transfer Agent fees 7,344
Trustees 385
Other expenses 21,385
Total Liabilities 48,122
Net Assets $ 30,072,414
Net Assets Consist of:
Paid-in capital $ 30,913,570
Distributable earnings (841,156)
Net assets applicable to capital shares outstanding $ 30,072,414
By share class
Net Assets
Investor Class $ 30,072,414
Capital shares outstanding, an unlimited number of no par shares authorized
Investor Class 15,471,959
Net Asset Value, Public Offering Price and Redemption Price per share
Investor Class $ 1.94

June 30, 2024

Near-Term Tax
Free Fund
Global Luxury
Goods Fund
Global Resources
Fund
World Precious
Minerals Fund
Gold and
Precious Metals
Fund
$ 22,465,097 $ 43,294,885 $ 78,620,169 $ 70,793,564 $ 76,738,458
$ 22,263,250 $ 46,240,099 $ 37,875,570 $ 34,997,598 $ 95,952,153
– – – 5,105,991 –
2,441,012 2,025,683 2,729,786 1,944,824 4,873,771
– – – – –
– 1,650 – – –
– 550 866,352 495,975 263,105
345,087 253,234 118,602 19,422 252,779
2,766 3,756 2,008 815 36,703
– 112,293 157,945 188,717 520,602
8,088 – – – –
19,776 18,847 65,478 19,598 26,883
25,079,979 48,656,112 41,815,741 42,772,940 101,925,996
– – – – –
8,117 1,163 3,829 1,082,774 233,378
10,072 – – – –
– 127,004 31,212 11,515 –
– 15,846 4,281 2,863 75,785
7,092 11,689 13,347 17,824 25,369
713 – 16 562 –
23,715 37,678 33,227 40,744 78,881
49,709 193,380 85,912 1,156,282 413,413
$ 25,030,270 $ 48,462,732 $ 41,729,829 $ 41,616,658 $ 101,512,583
$ 28,008,198 $ 43,403,498 $ 332,005,380 $ 440,989,365 $ 146,291,082
(2,977,928) 5,059,234 (290,275,551) (399,372,707) (44,778,499)
$ 25,030,270 $ 48,462,732 $ 41,729,829 $ 41,616,658 $ 101,512,583
$ 25,030,270 $ 48,462,732 $ 41,729,829 $ 41,616,658 $ 101,512,583
11,977,426 2,374,821 10,539,113 27,091,104 9,034,034
$ 2.09 $ 20.41 $ 3.96 $ 1.54 $ 11.24

Statements of Operations (unaudited)

See accompanying notes to financial statements.
U.S. Government
Securities Ultra-
Short Bond Fund
Net Investment Income
Income
Dividends from unaffiliated issuers $ –
Foreign tax withheld on dividends –
Net dividends –
Interest and other 692,595
Total income
692,595
Expenses:
Management fee 76,088
Administrative services fee 32,681
Distribution plan fee –
Transfer agent fees and expenses 13,366
Professional fees 15,812
Custodian fees 1,787
Shareholder reporting expenses 8,819
Registration fees 10,157
Trustee fees and expenses 5,589
Chief compliance officer fees 2,174
Miscellaneous expenses 17,577
Total expenses before reductions 184,050
Expenses offset - Note 1 H
–
Expenses reimbursed - Note 3
(115,571)
Net expenses 68,479
Net Investment  Income (Loss) 624,116
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) from:
Securities from unaffiliated issuers
(14,292)
Foreign currency transactions
–
Forward currency contract transactions
–
Net realized gain (loss)
(14,292)
Net change in unrealized appreciation (depreciation) of:
Investments in unaffiliated issuers
(129,359)
Investments in affiliated issuers
–
Other assets and liabilities denominated in foreign currencies
–
Forward currency contracts
–
Net change in unrealized appreciation (depreciation) (129,359)
Net Realized and Unrealized Gain (Loss) on Investments (143,651)
Net Increase (Decrease) In Net Assets Resulting From Operations
$ 480,465

Six Months Ended June 30, 2024

Near-Term Tax Free
Fund
Global Luxury
Goods Fund
Global Resources
Fund
World Precious
Minerals Fund
Gold and Precious
Metals Fund
$ – $ 699,317 $ 312,419 $ 67,123 $ 451,097
– (96,611) (17,412) (514) (39,424)
– 602,706 295,007 66,609 411,673
364,499 143,918 146,958 106,068 454,545
364,499 746,624 441,965 172,677 866,218
63,200 184,651 145,070 145,165 434,999
29,692 50,704 51,315 50,844 87,607
– 60,747 53,510 49,961 120,833
11,585 16,868 27,664 35,746 39,051
14,775 20,254 18,014 17,100 29,348
1,580 7,397 8,588 9,192 10,856
8,949 10,471 10,830 11,393 14,902
9,999 10,603 9,920 11,268 11,844
5,309 7,034 6,560 6,555 10,754
1,807 3,463 3,050 2,853 6,898
25,777 33,787 47,131 40,402 79,763
172,673 405,979 381,652 380,479 846,855
(1,568) (7,373) (8,567) (9,172) (10,808)
(114,226) (31,715) (56,782) (76,260) –
56,879 366,891 316,303 295,047 836,047
307,620 379,733 125,662 (122,370) 30,171
– 1,537,203 (1,271,343) (791,674) 741,601
– (45,496) (5,353) (12,759) (28,357)
– (42,683) – – 20
– 1,449,024 (1,276,696) (804,433) 713,264
(115,034) 953,732 1,010,164 (260,897) 11,448,151
– – – 3,335,579 –
– (3,372) (30,133) 149 (542)
– 128,336 – – –
(115,034) 1,078,696 980,031 3,074,831 11,447,609
(115,034) 2,527,720 (296,665) 2,270,398 12,160,873
$ 192,586 $ 2,907,453 $ (171,003) $ 2,148,028 $ 12,191,044

Statements of Changes in Net Assets

See accompanying notes to financial statements.
U.S. Government Securities
Ultra-Short Bond Fund
For the Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
Increase (Decrease) in Net Assets (Unaudited)
From operations:
Net investment income $ 624,116 $ 1,169,340
Net realized gain (loss) (14,292) (52,344)
Net change in unrealized appreciation (depreciation) (129,359) 216,642
Net increase in net assets from operations 480,465 1,333,638
Distributions to shareholders
Investor Class (618,586) (1,170,048)
Total distributions paid (618,586) (1,170,048)
From capital share transactions:
Proceeds from shares sold
Investor Class 4,697,895 9,074,680
Distributions reinvested
Investor Class 495,170 937,626
5,193,065 10,012,306
Cost of shares redeemed
Investor Class (6,310,478) (12,965,376)
Net decrease in net assets from capital
share transactions (1,117,413) (2,953,070)
Net Increase (Decrease) in Net Assets (1,255,534) (2,789,480)
Net Assets
Beginning of period 31,327,948 34,117,428
End of period $ 30,072,414 $ 31,327,948
Capital Share Activity
Investor Class
Shares sold 2,412,939 4,658,686
Shares reinvested 254,547 482,720
Shares redeemed (3,235,821) (6,656,999)
Net capital share activity (568,335) (1,515,593)

Near-Term Tax Free Fund Global Luxury Goods Fund
For the Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
For the Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
(Unaudited) (Unaudited)
$ 307,620 $ 696,073 $ 379,733 $ 296,428
– (6,489) 1,449,024 7,599,696
(115,034) 106,931 1,078,696 1,534,929
192,586 796,515 2,907,453 9,431,053
(304,160) (696,647) – (1,251,610)
(304,160) (696,647) – (1,251,610)
2,822,810 3,914,838 1,373,971 3,901,367
239,249 537,605 – 1,198,852
3,062,059 4,452,443 1,373,971 5,100,219
(3,313,844) (10,036,551) (3,063,289) (6,356,444)
(251,785) (5,584,108) (1,689,318) (1,256,225)
(363,359) (5,484,240) 1,218,135 6,923,218
25,393,629 30,877,869 47,244,597 40,321,379
$ 25,030,270 $ 25,393,629 $ 48,462,732 $ 47,244,597
1,348,508 1,871,684 67,920 205,753
114,564 257,398 – 62,962
(1,584,361) (4,810,797) (151,468) (337,630)
(121,289) (2,681,715) (83,548) (68,915)

Statements of Changes in Net Assets

See accompanying notes to financial statements.
Global Resources Fund
For the Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
Increase (Decrease) in Net Assets (Unaudited)
From operations:
Net investment income (loss) $ 125,662 $ 174,945
Net realized gain (loss) (1,276,696) (4,532,933)
Net change in unrealized appreciation 980,031 333,302
Net increase (decrease) in net assets from operations (171,003) (4,024,686)
Distributions to shareholders
From capital share transactions:
Proceeds from shares sold
Investor Class 694,033 1,547,349
694,033 1,547,349
Cost of shares redeemed
Investor Class (4,132,321) (7,236,681)
Net decrease in net assets from capital
share transactions (3,438,288) (5,689,332)
Net Increase (Decrease) in Net Assets (3,609,291) (9,714,018)
Net Assets
Beginning of period 45,339,120 55,053,138
End of period $ 41,729,829 $ 45,339,120
Capital Share Activity
Investor Class
Shares sold 177,393 374,214
Shares redeemed (1,055,578) (1,748,254)
Net capital share activity (878,185) (1,374,040)

World Precious Minerals Fund Gold and Precious Metals Fund
For the Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
For the Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
(Unaudited) (Unaudited)
$ (122,370) $ (443,563) $ 30,171 $ 383,786
(804,433) (8,997,096) 713,264 (498,323)
3,074,831 1,192,983 11,447,609 1,629,967
2,148,028 (8,247,676) 12,191,044 1,515,430
3,556,332 11,690,928 12,121,985 28,339,803
3,556,332 11,690,928 12,121,985 28,339,803
(6,832,040) (15,198,788) (20,702,606) (42,042,560)
(3,275,708) (3,507,860) (8,580,621) (13,702,757)
(1,127,680) (11,755,536) 3,610,423 (12,187,327)
42,744,338 54,499,874 97,902,160 110,089,487
$ 41,616,658 $ 42,744,338 $ 101,512,583 $ 97,902,160
2,579,000 7,365,869 1,174,824 2,952,052
(4,872,142) (9,409,900) (2,033,777) (4,345,126)
(2,293,142) (2,044,031) (858,953) (1,393,074)

Notes to Financial Statements
June 30, 2024

Note 1: Organization and Significant Accounting Policies
U.S. Global Investors Funds (“Trust”), consisting of the six separate funds (“Funds”)
included in this report, is organized as a Delaware statutory trust. Each Fund is an open-
end management investment company registered under the Investment Company Act of
1940, as amended, and follows the specialized accounting and reporting guidance in FASB
Accounting Standards Codiﬁcation Topic 946. All Funds are diversiﬁed with the exception of World Precious Minerals and Gold and Precious Metals. A non-diversiﬁed fund may invest a greater percentage of its assets in a smaller number of issuers in comparison to a diversiﬁed fund.
On June 14, 2019, the Institutional Shares of the Global Resources Fund and the World
Precious Minerals Fund were liquidated and terminated pursuant to a Board approved
Plan of Share Class Termination. On the Liquidation Date, each Fund made a liquidating distribution to shareholders of the Institutional Shares equal to each Shareholder’s proportionate interest in the Institutional Shares.
Effective July 1, 2020, the Holmes Macro Trends Fund changed its name to Global Luxury
Goods Fund. The Fund also changed its investment strategy on July 1, 2020. Prior to that date, the Fund invested in a diversified portfolio of equity and equity-related securities of companies in the S&P Composite 1500 Index, with a focus on companies achieving high return on invested capital metrics and an emphasis on mid-capitalization companies.
Different investment strategies may lead to different performance results. The Fund’s performance for periods prior to July 1, 2020 reflects the investment strategy in effect prior to that date.
The following is a summary of signiﬁcant accounting policies consistently followed by the
Funds in the preparation of their ﬁnancial statements. The policies are in conformity with
U.S. generally accepted accounting principles.
A. Security Valuations
The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Options and securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Debt securities having 60 days or less to maturity that are expected to be valued at par at maturity may be priced by the amortized cost method if the Adviser determines it would approximate market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional-size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data. For more information please see Notes to Portfolio of Investments.
B. Cash-Concentration in Uninsured Account
For cash management purposes the Funds may concentrate cash with the Funds’
custodian. As of June 30, 2024, The U.S. Government Securities Ultra-Short Bond Fund,
Near-Term Tax Free Fund, Global Luxury Goods Fund, Global Resources Fund, World
Precious Minerals Fund and Gold and Precious Metals Fund held $6,292,167, $2,441,012,
$2,025,683, $2,729,786, $1,944,824 and $4,873,771, respectively, as cash reserves at
Brown Brothers Harriman & Co. (BBH).

Notes to Financial Statements
June 30, 2024

C. Fair Valued Securities
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board has designated the Adviser, as defined in Note 3, as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The
Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Board has approved the Adviser’s fair valuation procedures as a part of the Funds’
compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, the Adviser considers a number of factors including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Adviser regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Adviser reports quarterly to the Trust’s Board of Trustees.
For securities traded on international exchanges, if events which may materially affect the value of a Fund’s securities occur after the close of the primary exchange and before a
Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith in accordance with the policies approved by the Board of
Trustees. The Adviser uses a systematic fair value model provided by an independent third party to value international securities primarily traded on an exchange or market outside the Western Hemisphere in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different Net Asset Value (“NAV”)
than a NAV determined by using market quotes.
D. Security Transactions and Investment Income
Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identiﬁed cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund has conﬁrmed the ex-dividend date.
Interest income, which may include original issue discount, is recorded on an accrual basis.
Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-worst basis as adjustments to interest income. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Investment income and realized and unrealized gains (losses) are allocated to each Fund’s share class based on their respective net assets.

Notes to Financial Statements
June 30, 2024

The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate collateral on their books with a value at least equal to the amount of the commitment. Losses may arise due to the changes in the value of the underlying securities or if the counterparty does not perform under the contract.
E. Foreign Currency Transactions
Some Funds may invest in securities of foreign issuers. The accounting records of these
Funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transactions. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.
F. Federal Income Taxes
The Funds intend to continue to comply with the requirements of Subchapter M of the
Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. Each Fund may be subject to foreign taxes on income and gains on investments, which are accrued based on the Fund’s understanding of the tax rules and regulations in the foreign markets.
The Funds recognize the tax beneﬁts of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.
Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax beneﬁts should be recorded related to uncertain tax positions taken on returns ﬁled for open tax years or expected to be taken in 2023 tax returns. The Funds
ﬁle U.S. federal and excise tax returns as required. The Funds’ 2020, 2021, 2022 and 2023
(when ﬁled) tax returns are open to examination by the federal and applicable state tax authorities. The Funds have no examinations in progress.
G. Dividends and Distributions to Shareholders
The Funds record dividends and distributions to shareholders on the ex-dividend date.
Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassiﬁcations related to permanent book and tax basis differences are made within the
Funds’ capital accounts to reﬂect income and gains available for distribution under income tax regulations.
The Funds, except as noted below, generally pay income dividends and distribute capital gains, if any, annually. The U.S. Government Securities Ultra-Short Bond Fund and the
Near-Term Tax Free Fund pay dividends monthly. A Fund may elect to designate a portion of the earnings and proﬁts distributed to shareholders on the redemption of Fund shares during the year as distributions for federal income tax purposes.
H. Expenses
Fund speciﬁc expenses are allocated to that Fund. Expenses that are not fund speciﬁc are allocated among Funds. Except for the U.S. Government Securities Ultra-Short Bond Fund,
expense offset arrangements have been made with the Funds’ custodian so the custodian fees may be paid indirectly by credits earned on the Funds’ cash balances. Such deposit

Notes to Financial Statements
June 30, 2024

arrangements are an alternative to overnight investments. Custodian fees are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses. For the U.S. Government Securities Ultra-Short Bond Fund, credits earned on its cash balance are included in interest and other income.
I. Use of Estimates in Financial Statement Preparation
The Funds are investment companies accounted for in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Therefore they follow the accounting and reporting guidelines for investment companies. The preparation of ﬁnancial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the ﬁnancial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Note 2: Financial Derivative Instruments
A. Options Contracts
Global Luxury Goods Fund, Gold and Precious Metals Fund, Global Resources Fund
and World Precious Minerals Fund (the “Equity Funds”) may purchase or write (sell)
options on securities to manage their exposure to stock or commodity markets as well as
ﬂuctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.
A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.
Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and
Liabilities as an investment and subsequently marked to market to reﬂect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.
The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).
Writing (selling) a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reﬂect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to

Notes to Financial Statements
June 30, 2024

the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium.
A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.
A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a Fund will be able to close out an option position when desired.
An inability to close out its options positions may reduce a Fund’s anticipated proﬁts or increase its losses.
As of June 30, 2024, there were no securities held in escrow by the custodian as cover for call options written.
B. Forward Foreign Currency Contracts
The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to hedge the portfolio against currency ﬂuctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities.
Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Open forward foreign currency contracts as of June 30, 2024, were as follows:
C. Summary of Derivative Instruments
The following is a summary of the valuations of derivative instruments categorized by location in the Statements of Assets and Liabilities as of June 30, 2024:
Fund Counterparty Currency to Deliver
Currency to
Receive
Settlement
Date
Settlement
Value at June
30, 2024
Net Unrealized
Appreciation
Global Luxury
Goods
Fund
Brown Brothers
Harriman & Co. EUR 1,500,000 USD 1,609,950 7/24/2024 $ 1,608,300 $ 1,650
Location
Global Luxury
Goods Fund
Asset derivatives
Unrealized gain on forward foreign currency contracts – Currency contract risk $ 1,650
Total $ 1,650

Notes to Financial Statements
June 30, 2024

The following is a summary of the effect of derivative instruments on the Statements of
Operations as of June 30, 2024:
Location
Global Luxury
Goods Fund
Global
Resources
Fund
World Precious
Minerals Fund
Realized gain (loss) on derivatives recognized in
income
Realized gain (loss) from securities
Purchased options – Equity risk $ (113,672) $ (126,006) $ (82,557)
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts – Currency contract risk (42,683) – –
(156,355) (126,006) (82,557)
Change in unrealized appreciation (depreciation) on
derivatives recognized in income
Net change in unrealized appreciation (depreciation) of
investments
Purchased options – Equity risk 16,221 (54,746) (48,701)
Net change in unrealized gain (loss) from foreign currency
transactions
Foreign exchange contracts – Currency contract risk 128,336 – –
144,557 (54,746) (48,701)
Total $ (11,798) $ (180,752) $ (131,258)
Location
Gold and
Precious
Metals Fund
Realized gain (loss) on derivatives recognized in income
Realized gain (loss) from securities
Purchased options – Equity risk $ (194,180)
Net realized gain (loss) from foreign currency transactions
Foreign exchange contracts – Currency contract risk 20
(194,160)
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Net change in unrealized appreciation (depreciation) of investments
Purchased options – Equity risk (103,788)
(103,788)
Total $ (297,948)

Notes to Financial Statements
June 30, 2024

The total value of transactions in purchased options and forward currency contracts outstanding during the period ended June 30, 2024, were approximately as follows:
Asset (Liability) amounts shown in the table below represent amounts for derivative related instruments at June 30, 2024. These amounts may be collateralized by cash or financial instruments.
Note 3: Investment Advisory and Other Agreements
U.S. Global Investors, Inc. (the “Adviser”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement with the Trust in effect through October 1, 2024, furnishes management and investment advisory services and, subject to the supervision of the Trustees, directs the investments of each Fund according to each Fund’s investment objectives, policies and limitations.
For the services of the Adviser, each Fund pays a base management or advisory fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each Fund is:
Fund Purchased Options
Forward Currency
Contracts
Global Luxury Goods Fund $ 56,851 $ 13,126,449
Global Resources Fund 208,997 –
World Precious Minerals Fund 101,044 –
Gold and Precious Metals Fund 244,602 8,480
Gross Asset
(Liability) as
Presented in
the Statement
of Assets and
Liabilities
Financial Instruments
(Received) Pledged*
Cash Collateral
(Received)
Pledged* Net Amount
Global Luxury Goods
Assets:
Over-the-counter
derivatives $ 1,650 $ – $ – $ 1,650
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
** Over-the-counter derivatives may consist of forward currency contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts, see the Portfolios of Investments.
Fund
Average Percentage of
Average Daily Net Assets
U.S. Government Securities Ultra-Short Bond .50% of the first $250,000,000 and .375% of the excess
Near-Term Tax Free .50%
Global Luxury Goods 1.00%
Global Resources .95% of the first $500,000,000; .90% of $500,000,001 to
$1,000,000,000 and .85% of the excess
World Precious Minerals 1.00% of the first $500,000,000; .95% of $500,000,001 to
$1,000,000,000 and .90% of the excess

Notes to Financial Statements
June 30, 2024

The advisory agreement also provides that the base advisory fee of the Equity Funds will be adjusted upwards or downwards by 0.25 percent if there is a performance difference of 5 percent or more between a Fund’s performance and that of its designated benchmark index over the prior 12 months. The performance adjustment is calculated separately for each share class. The benchmarks are as follows:
No performance adjustment is applied unless the difference between the class’s investment performance and the benchmark is 5 percent or greater (positive or negative) during the applicable performance measurement period. The performance fee adjustment is calculated monthly in arrears and is accrued ratably during the month. The management fee, net of any performance fee adjustment, is paid monthly in arrears.
At a special meeting of shareholders of the World Precious Minerals Fund held on March 8,
2024, the shareholders of the World Precious Minerals Fund approved the elimination of the performance adjustment, effective April 1, 2024. At a special meeting of the shareholders of the Global Luxury Goods Fund and Gold and Precious Metals Fund held on March 28,
2024, the shareholders of the Global Luxury Goods Fund and Gold and Precious Metals
Fund each approved the elimination of the performance adjustment, effective April 1,
2024. At a special meeting of shareholders of the Global Resources Fund held on May
24, 2024, the shareholders of the Global Resources Fund approved the elimination of the performance adjustment, effective June 1, 2024.
The Adviser has agreed to phase in the removal of the performance adjustment such that, until 12 months after the elimination of the performance adjustment was approved (such phase in currently expected until March 31, 2025 with respect to World Precious Minerals
Fund, Global Luxury Goods Fund, and Gold and Precious Metals Fund, and until May 31,
2025 with respect to Global Resources Fund), each Fund will pay advisory fees equal to the lesser of the base rate fee or the fee as determined with the performance adjustment. In particular, during this phase in period, the advisory fee rate may be adjusted downward if a Fund’s cumulative performance falls below the performance of its designated benchmark index by 5% or more but would not be correspondingly adjusted upward.
The amounts shown as Management fee on the Statements of Operations reﬂects the base fee plus/minus any performance adjustment. During the period ended June 30, 2024, the
Funds recorded performance adjustments as follows:
Fund
Gold and Precious Metals .90% of the first $500,000,000 and .85% of the excess
Fund Benchmark Index
Global Luxury Goods S&P Composite 1500 TR Index
Global Resources S&P Global Natural Resources Index (Net Total Return)
World Precious Minerals NYSE Arca Gold Miners Index
Gold and Precious Metals FTSE Gold Mines Index
Fund
Investor Class
Performance Fee
Adjustment
Global Luxury Goods $ (58,337)
Global Resources (58,268)
World Precious Minerals (54,678)
Note 3: Investment Advisory and Other Agreements

Notes to Financial Statements
June 30, 2024

Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings,
LLC (d/b/a Apex Fund Services) (“Apex”) and the Adviser act as co-administrators to the Trust. Apex provides a Principal Executive Officer, a Principal Financial Officer, a
Chief Compliance Officer and a Anti-Money Laundering Officer to each Fund, as well as certain additional compliance and administrative support functions. Apex also provides fund accounting services to each Fund. The fees related to these services are included in Administration Fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an
Apex services agreement, each Fund pays Apex customary fees for its services.
The U.S. Government Securities Ultra-Short Bond, Near-Term Tax Free, Global Luxury
Goods, Global Resources, World Precious Minerals and Gold and Precious Metals Funds
compensate the Adviser at an annual rate of 0.05% of the average daily net assets of each
Fund for administrative services provided.
The Equity Funds in the Trust have adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 in which the Distributor is paid a fee at an annual rate of 0.25% of the average daily net assets of the Fund for sales and promotional services related to the distribution of shares.
The Adviser has contractually limited the total operating expenses of the Global Luxury
Goods Fund, Gold and Precious Metals Fund, World Precious Minerals Fund, and Global
Resources at 1.75% on an annualized basis through April 30, 2025. The Adviser has also contractually limited the total operating expenses of the Near-Term Tax Free Fund at
0.45% on an annual basis through April 30, 2025.
The Adviser has voluntarily agreed to reimburse the U.S. Government Securities Ultra-
Short Bond Fund so that total operating expenses will not exceed 0.45% of average net assets through April 30, 2025. The expense limitation will continue on a voluntary basis at the Adviser’s discretion. The Adviser may temporarily agree to additional reimbursements or limitations.
Apex is the transfer agent for the Funds. Each Fund’s share class pays an annual fee based on the number of shareholder accounts, certain base fees and transaction- and activity-based fees for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds.
Brown Brothers Harriman & Co. (BBH) serves as the custodian.
Foreside Fund Services, LLC (the “Distributor”), a wholly owned subsidiary of Foreside
Financial Group, LLC (d/b/a ACA Group), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis.
Note 3: Investment Advisory and Other Agreements

Notes to Financial Statements
June 30, 2024

Note 4: Investments
Cost of purchases and proceeds from sales of long-term securities for the period ended
June 30, 2024, are summarized as follows:
Note 5: Tax Information
The following table presents the income tax basis of securities owned at June 30, 2024, and the tax basis components of net unrealized appreciation (depreciation):
As of December 31, 2023, the components of distributable earnings on a tax basis were as follows:
Fund Purchases Sales
U.S. Government Securities Ultra-Short Bond $ 6,429,005 $ 11,410,216
Near-Term Tax Free 4,456,019 3,750,000
Global Luxury Goods 37,452,444 35,805,165
Global Resources 17,929,727 22,736,814
World Precious Minerals 5,422,112 9,181,019
Gold and Precious Metals 26,434,800 39,329,067
Fund Aggregate Tax Cost
Gross
Unrealized
Appreciation
Gross
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
U.S. Government Securities
Ultra-Short Bond $ 22,674,080 $ 966 $ (42,815) $ (41,849)
Near-Term Tax Free 22,465,09 7 2,21 0 (204,057) (201,84 7 )
Global Luxury Goods 43,294,885 6,193,016 (3,247,802) 2,945,214
Global Resources 78,620,169 12,070,576 (52,815,175) (40,744,599)
World Precious Minerals 70,793,564 10,705,73 8 (41,395,713) (30,689,97 5 )
Gold and Precious Metals 76,738,458 30,663,536 (11,449,841) 19,213,695
Fund
Undistributed
Tax-Exempt
Income
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Capital and
Other Losses
U.S. Government Securities Ultra-Short
Bond $ – $ – $ – $ (790,545)
Near-Term Tax Free – – – (2,779,541)
Global Luxury Goods – 748,296 1,276,472 (1,316,649)
Global Resources – 1,367,492 – (241,843,934)
World Precious Minerals – – – (351,715,654)
Gold and Precious Metals – 107,335 – (64,254,824)
Fund (continued)
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences Total
U.S. Government Securities Ultra-Short Bond $ 87,510 $ – $ (703,035)
Near-Term Tax Free (86,813) – (2,866,354)
Global Luxury Goods 1,441,562 2,100 2,151,781
Global Resources (49, 673,569 ) 45,463 (290,104,548)
World Precious Minerals (49, 806,424 ) 1,343 (401,520,735)
Gold and Precious Metals 7, 182,456 (4,510) (56,969,543)

Notes to Financial Statements
June 30, 2024

The differences between book-basis and tax-basis unrealized appreciation (depreciation)
for Global Luxury Goods, Global Resources, World Precious Minerals and Gold and
Precious Metals Funds are attributable primarily to the tax deferral of losses on wash sales, investment in passive foreign investment companies (PFIC), section 988 forward currency contracts, equity return of capital, investments in grantor trusts and investments in partnerships.
Reclassiﬁcations are made to the Funds’ capital accounts to reﬂect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.
For the year ended December 31, 2023, the Funds recorded the following reclassiﬁcations to increase (decrease) the accounts listed below:
The tax character of distributions paid during the ﬁscal year ended December 31, 2023, were as follows:
The tax character of distributions paid during the ﬁscal year ended December 31, 2022, were as follows:
Capital loss carryforwards may be used to offset current or future taxable capital gains. The loss carryforwards for each Fund, as of December 31, 2023, are as follows:
Fund
Distributable
Earnings Paid in Capital
U.S. Government Securities Ultra-Short Bond $ 708 $ (708)
Near-Term Tax Free 574 (574)
Global Luxury Goods – –
Global Resources 78,336 (78,336)
World Precious Minerals 574,322 (574,322)
Gold and Precious Metals (684) 684
Fund
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital Total
U.S. Government Securities
Ultra-Short Bond $ – $ 1,170,048 $ – $ – $ 1,170,048
Near-Term Tax Free 550,450 146,197 – – 696,647
Global Luxury Goods – 397,483 854,127 – 1,251,610
Global Resources – – – – –
World Precious Minerals – – – – –
Gold and Precious Metals – – – – –
Fund
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital Total
U.S. Government Securities
Ultra-Short Bond $ – $ 289,109 $ 7,427 $ – $ 296,536
Near-Term Tax Free 318,228 39,685 – – 357,913
Global Luxury Goods – 1,914,604 539,320 – 2,453,924
Global Resources – 7,566,498 – – 7,566,498
World Precious Minerals – – – – –
Gold and Precious Metals – – – – –

Notes to Financial Statements
June 30, 2024

The Global Luxury Goods Fund has a Section 382 loss limitation. The remaining loss limit at December 31, 2023 is $1,316,649 and the yearly amount of loss that can be drawn down or utilized from this amount is $117,889.
During the year ended December 31, 2023, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
Note 6: Risks of Concentrations and Foreign Investments
The Near-Term Tax Free Fund may be exposed to risks related to concentration of investments in a particular state or geographic area. These investments present risks resulting from changes in economic conditions of the region or the issuer.
The Global Resources Fund concentrates its investments in the natural resources industries and may be subject to greater risks and ﬂuctuations than a portfolio representing a broader range of industries.
The World Precious Minerals and Gold and Precious Metals Funds concentrate their investments in gold and other precious metals and minerals and, therefore, may be subject to greater risks and market ﬂuctuations than a portfolio representing a broader range of industries. The funds invest in securities that typically respond to changes in the price of gold and other precious metals and minerals, which can be inﬂuenced by a variety of global economic, ﬁnancial and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales. Fluctuations in the prices of gold and other precious metals and minerals will affect the market values of the securities held by these funds.
Note 7: Credit Arrangements
Each of the Funds has an uncommitted credit facility with BBH, which will remain in effect through at least April 19, 2025. The continuance of the credit facility with BBH is subject to annual renewal by the Board. On April 24, 2019, the Adviser opted to convert the committed line of credit into an uncommitted line of credit. As a result, the Adviser is no longer obligated to pay commitment fees to BBH. Borrowings of each Fund are collateralized by any or all of the securities held by BBH as the Funds’ custodian up to the amount of the borrowing. Interest on borrowings is charged at the current overnight
No Expiration
Fund Short-Term Long-Term Total
U.S. Government Securities Ultra-Short Bond $ 404,308 $ 386,237 $ 790,545
Near-Term Tax Free 1,040,620 1,738,921 2,779,541
Global Luxury Goods 1,316,649 – 1,316,649
Global Resources 166,015,162 75,828,772 241,843,934
World Precious Minerals 88,162,186 263,553,468 351,715,654
Gold and Precious Metals 44,928,092 19,326,732 64,254,824
Fund
Global Luxury Goods $ 4,155,414

Notes to Financial Statements
June 30, 2024

Federal Funds Rate plus 2 percent. Each Fund has a maximum borrowing limit of 10 percent of qualiﬁed assets. The aggregate of borrowings by all Funds under the agreement cannot exceed $10,000,000 at any one time. There were no borrowings under the credit facility during the period ended June 30, 2024.
Note 8: Commitments and Contingencies
In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Note 9: Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Funds have had not such events. Management has evaluated the need for additional disclosures and/
or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Financial Highlights

U.S. Government Securities Ultra-Short Bond Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2024
(unaudited)
Year Ended December 31,
2023
2022
2021
2020
2019
Ratios to Average Net Assets:
Expense offset
–
–
–
–
–
–
Six
Months
Ended
June 30,
2024
Year Ended December 31,
2023 2022 2021 2020 2019
Net asset value, beginning
of period
$ 1.95  $ 1.94  $ 1.99  $ 2.00  $ 2.00  $ 2.00
Investment Activities
Net investment income
(loss) * 0.04  0.07  0.02  (0.01) 0.00
(a)
0.03
Net realized and unrealized
gain (loss)
(0.01) 0.01  (0.05) (0.00)
(a)
0.01  0.00
(a)
Total from investment activities
0.03  0.08  (0.03) (0.01) 0.01  0.03
Distributions
From net investment income (0.04) (0.07) (0.02) –  (0.01) (0.03)
From net realized gains
–  –  (0.00)
(a)
(0.00)
(a)
–  (0.00)
(a)
Net asset value, end of period
$ 1.94  $ 1.95  $ 1.94  $ 1.99  $ 2.00  $ 2.00
Total Return
(b)
1.53% 4.17% (1.66)% (0.44)% 0.32% 1.50%
Ratios to Average Net Assets:
Net investment income (loss) 4.10% 3.56% 0.82% (0.32)% 0.24% 1.47%
Total expenses 1.21% 1.17% 1.13% 1.06% 1.05% 1.00%
Expenses waived or
reimbursed
(c)
(0.76)% (0.72)% (0.68)% (0.61)% (0.60)% (0.55)%
Net expenses
(d)
0.45% 0.45% 0.45% 0.45% 0.45% 0.45%
Portfolio turnover rate 33% 143% 46% 78% 127% 97%
Net assets, end of period (in
thousands) $30,072  $31,328  $34,117  $38,004  $40,262  $42,681
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:

Financial Highlights

Near-Term Tax Free Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2024
(unaudited)
Year Ended December 31,
2023
2022
2021
2020
2019
Ratios to Average Net
Assets:
Expense offset
(0.01)%
(0.01)%
(0.02)%
–
(d)
(0.01)%
(0.08)%
Six
Months
Ended
June 30,
2024
Year Ended December 31,
2023 2022 2021 2020 2019
Net asset value, beginning
of period
$ 2.10  $ 2.09  $ 2.23  $ 2.26  $ 2.22  $ 2.20
Investment Activities
Net investment income * 0.03  0.05  0.02  0.02  0.02  0.03
Net realized and unrealized
gain (loss)
(0.01) 0.01  (0.14) (0.03) 0.04  0.02
Total from investment activities
0.02  0.06  (0.12) (0.01) 0.06  0.05
Distributions
From net investment income (0.03) (0.05) (0.02) (0.02) (0.02) (0.03)
Net asset value, end of
period
$ 2.09  $ 2.10  $ 2.09  $ 2.23  $ 2.26  $ 2.22
Total Return
(a)
0.72% 3.04% (5.23)% (0.46)% 2.93% 2.18%
Ratios to Average Net Assets:
Net investment income 2.43% 2.42% 1.08% 0.86% 1.11% 1.25%
Total expenses 1.37% 1.29% 1.20% 1.13% 1.09% 1.05%
Expenses waived or
reimbursed
(b)
(0.92)% (0.84)% (0.75)% (0.68)% (0.64)% (0.60)%
Net expenses
(c)
0.45% 0.45% 0.45% 0.45% 0.45% 0.45%
Portfolio turnover rate 17% 14% 57% 20% 20% 35%
Net assets, end of period (in
thousands) $25,030  $25,394  $30,878  $35,389  $41,762  $43,061
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Global Luxury Goods Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2024
(unaudited)
Year Ended December 31,
2023
2022
2021
2020
2019
Ratios to Average Net
Assets:
Expense offset
(0.03)%
(0.04)%
(0.06)%
–
(e)
(0.01)%
(0.15)%
Six
Months
Ended
June 30,
2024
Year Ended December 31,
2023 2022 2021 2020 2019
Net asset value, beginning of
period
$ 19.22  $ 15.95  $ 22.30  $ 20.59  $ 17.09  $ 15.36
Investment Activities
Net investment income (loss) * 0.16  0.12  0.36  (0.14) (0.04) (0.02)
Net realized and unrealized
gain (loss)
1.03  3.67  (5.69) 5.28  3.56  2.14
Total from investment activities
1.19  3.79  (5.33) 5.14  3.52  2.12
Distributions
From net investment income –  (0.01) (0.57) (0.21) (0.02) –
From net realized gains
–  (0.51) (0.45) (3.22) –  (0.39)
Net asset value, end of period
$ 20.41  $ 19.22  $ 15.95  $ 22.30  $ 20.59  $ 17.09
Total Return
(a)
6.19% 23.75% (23.85)% 25.02% 20.62% 13.84%
Ratios to Average Net Assets:
Net investment income (loss) 1.56% 0.64% 2.03% (0.60)% (0.25)% (0.14)%
Total expenses 1.67% 2.05% 1.75% 1.99% 1.76% 1.69%
Expenses waived or
reimbursed
(b)
(0.16)% (0.18)% (0.20)% (0.06)% (0.01)% (0.15)%
Net expenses
(c)
1.51% 1.87% 1.55% 1.93% 1.75% 1.54%
Portfolio turnover rate 79% 195% 248% 177% 308% 292%
(d)
Net assets, end of period (in
thousands) $48,463  $47,245  $40,321  $57,667  $49,567  $35,076
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Excludes option transactions.
(e) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Global Resources Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2024
(unaudited)
Year Ended December 31,
2023
2022
2021
2020
2019
Ratios to Average Net
Assets:
Expense offset
(0.04)%
(0.04)%
(0.03)%
–
(e)
(0.01)%
(0.08)%
Six
Months
Ended
June 30,
2024
Year Ended December 31,
2023 2022 2021 2020 2019
Net asset value, beginning
of period
$ 3.97  $ 4.30  $ 5.67  $ 5.97  $ 4.61  $ 4.33
Investment Activities
Net investment income
(loss) * 0.01  0.01  0.01  (0.01) 0.01  0.10
Net realized and unrealized
gain (loss)
(0.02) (0.34) (0.71) 0.78  1.68  0.27
Total from investment activities
(0.01) (0.33) (0.70) 0.77  1.69  0.37
Distributions
From net investment income –  –  (0.67) (1.07) (0.33) (0.09)
Net asset value, end of period
$ 3.96  $ 3.97  $ 4.30  $ 5.67  $ 5.97  $ 4.61
Total Return
(a)
(0.25)% (7.67)% (12.10)% 13.43% 37.17% 8.55%
Ratios to Average Net Assets:
Net investment income (loss) 0.59% 0.35% 0.25% (0.22)% 0.22% 2.15%
Total expenses 1.78% 1.69% 1.60% 1.90% 2.09% 1.61%
Expenses waived or
reimbursed
(b)
(0.30)% (0.22)% (0.06)% –  (0.06)% (0.08)%
Net expenses
(c)
1.48% 1.47% 1.54% 1.90% 2.03% 1.53%
Portfolio turnover rate 45% 84% 46% 135% 105% 129%
(d)
Net assets, end of period (in
thousands) $41,730  $45,339  $55,053  $67,821  $63,891  $55,739
* Based on average shares outstanding.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(c) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(d) Excludes option transactions.
(e) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

World Precious Minerals Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2024
(unaudited)
Year Ended December 31,
2023
2022
2021
2020
2019
Ratios to Average Net Assets:
Expense offset
(0.05)%
(0.04)%
(0.02)%
–
(f)
–
(f)
(0.04)%
Six
Months
Ended
June 30,
2024
Year Ended December 31,
2023 2022 2021 2020 2019
Net asset value, beginning
of period
$ 1.45  $ 1.73  $ 2.58  $ 5.26  $ 3.31  $ 2.70
Investment Activities
Net investment loss * (0.00)
(a)
(0.01) (0.03) (0.09) (0.07) (0.04)
Net realized and unrealized
gain (loss)
0.09  (0.27) (0.82) (0.74) 2.38  0.65
Total from investment activities
0.09  (0.28) (0.85) (0.83) 2.31  0.61
Distributions
From net investment income –  –  –  (1.85) (0.36) –
Net asset value, end of period
$ 1.54  $ 1.45  $ 1.73  $ 2.58  $ 5.26  $ 3.31
Total Return
(b)
6.21% (16.18)% (32.95)% (14.19)% 70.60% 22.59%
Ratios to Average Net Assets:
Net investment loss (0.61)% (0.90)% (1.31)% (1.77)% (1.77)% (1.31)%
Total expenses 1.90% 1.74% 1.62% 1.93% 1.81% 1.55%
Expenses waived or
reimbursed
(c)
(0.42)% (0.27)% (0.09)% –  –  (0.04)%
Net expenses
(d)
1.48% 1.47% 1.53% 1.93% 1.81% 1.51%
Portfolio turnover rate 14% 21% 25% 41% 34% 20%
(e)
Net assets, end of period (in
thousands) $41,617  $42,744  $54,500  $89,313  $116,247  $75,818
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.
(f) Effect on the expense ratio was not greater than 0.005%.

Financial Highlights

Gold and Precious Metals Fund
For a capital share outstanding during the
See accompanying notes to financial statements.
Investor Class
Six Months
Ended
June 30,
2024
(unaudited)
Year Ended December 31,
2023
2022
2021
2020
2019
Ratios to Average Net
Assets:
Expense offset
(0.02)%
(0.02)%
(0.03)%
–
(f)
(0.01)%
(0.08)%
Six
Months
Ended
June 30,
2024
Year Ended December 31,
2023 2022 2021 2020 2019
Net asset value, beginning
of period
$ 9.90  $ 9.75  $ 11.81  $ 13.53  $ 10.14  $ 6.70
Investment Activities
Net investment income
(loss) * 0.00
(a)
0.04  (0.01) (0.01) (0.09) (0.07)
Net realized and unrealized
gain (loss)
1.34  0.11  (2.05) (1.46) 3.84  3.51
Total from investment activities
1.34  0.15  (2.06) (1.47) 3.75  3.44
Distributions
From net investment income –  –  –  (0.25) (0.36) –
Net asset value, end of period
$ 11.24  $ 9.90  $ 9.75  $ 11.81  $ 13.53  $ 10.14
Total Return
(b)
13.54% 1.44% (17.44)% (10.82)% 37.06% 51.34%
Ratios to Average Net Assets:
Net investment income (loss) 0.06% 0.38% (0.11)% (0.07)% (0.82)% (0.90)%
Total expenses 1.75% 1.48% 1.55% 1.82% 1.60% 1.59%
Expenses waived or
reimbursed
(c)
(0.02)% (0.02)% (0.03)% –  (0.01)% (0.08)%
Net expenses
(d)
1.73% 1.46% 1.52% 1.82% 1.59% 1.51%
Portfolio turnover rate 29% 50% 55% 56% 37% 36%
(e)
Net assets, end of period (in
thousands) $101,513  $97,902  $110,089  $141,228  $160,318  $123,577
* Based on average shares outstanding.
(a) The per share amount does not round to a full penny.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Expenses waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, and decrease the total returns had such reductions not occurred.
(d) The net expense ratios shown above reflect expenses after waivers and reimbursements and include the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income (loss) ratio had such reductions not occurred. The effect of expenses offset are as follows:
(e) Excludes option transactions.
(f) Effect on the expense ratio was not greater than 0.005%.

Other Information
June 30, 2024

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
N/A
Proxy Disclosure (Item 9 of Form N-CSR)
The Special Meeting of Shareholders (the “Meeting”) of the shareholders of World Precious
Minerals Fund, held on Friday, March 8, 2024 at 10:00 a.m. Eastern Time, conducted the balloting by the holders of shares of the World Precious Minerals for purpose of voting on the items set forth below; that a preliminary count of 15,438,014.136 shares were represented in person or by proxy, or 52.538% of the 29,384,245.902 total outstanding shares of the World
Precious Minerals Fund entitled to vote at said meeting, and that the shares were voted as follows:
The Special Meeting of Shareholders (the “Meeting”) of the shareholders of Global Luxury
Goods Fund, held on Thursday, March 28, 2024 at 11:00 a.m. Eastern Time, conducted the balloting by the holders of shares of the Global Luxury Goods Fund for purpose of voting on the items set forth below; that a preliminary count of 1,274,087.022 shares were represented in person or by proxy, or 51.826% of the 2,458,369.474 total outstanding shares of the Global
Luxury Goods Fund entitled to vote at said meeting, and that the shares were voted as follows:
The Special Meeting of Shareholders (the “Meeting”) of the shareholders of Gold and Precious
Metals Fund, held on Thursday, March 28, 2024 at 11:00 a.m. Eastern Time, conducted the balloting by the holders of shares of the Gold and Precious Metals Fund for purpose of voting on the items set forth below; that a preliminary count of 5,148,185.745 shares were represented in person or by proxy, or 52.038% of the 9,892,986.559 total outstanding shares of the Gold and Precious Metals Fund entitled to vote at said meeting, and that the shares were voted as follows:
Proposal For Against
Abstain
To approve an amendment to the
Investment Advisory Agreement between
U.S. Global Investors, Inc. and the Trust,
on behalf of the World Precious Minerals
Fund, that eliminates the performance-
based adjustment applicable to the World
Precious Minerals Fund’s advisory fee
structure.
11,878,748.811
shares representing
76.945%
of the total shares
voted.
2,603,484.691 shares
representing 16.864%
of the total shares
voted.
955,780.634 shares
representing 6.191%
of the total shares
voted.
Proposal For Against
Abstain
To approve an amendment to the
Investment Advisory Agreement between
U.S. Global Investors, Inc. and the Trust,
on behalf of the Global Luxury Goods
Fund, that eliminates the performance-
based adjustment applicable to the
Global Luxury Goods Fund’s advisory fee
structure.
1,051,536.773 shares
representing 82.533%
of the total shares
voted.
120,799.795 shares
representing 9.481%
of the total shares
voted.
101,750.454 shares
representing 7.986%
of the total shares
voted.

Other Information
June 30, 2024

The Special Meeting of Shareholders (the “Meeting”) of the shareholders of Global Resources
Fund, held on Thursday, May 24, 2024 at 10:00 a.m. Eastern Time, conducted the balloting by the holders of shares of the Global Resources Fund for purpose of voting on the items set forth below; that a preliminary count of 5,744,707.658 shares were represented in person or by proxy, or 50.315% of the 11,417,298.454 total outstanding shares of the Global Resources
Fund entitled to vote at said meeting, and that the shares were voted as follows:
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Please see financial statements in Item 7.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract
(Item 11 of Form N-CSR)
N/A
Proposal For Against
Abstain
To approve an amendment to the
Investment Advisory Agreement between
U.S. Global Investors, Inc. and the Trust,
on behalf of the Gold and Precious Metals
Fund, that eliminates the performance-
based adjustment applicable to the Fund’s
advisory fee structure.
3,923,031.047 shares
representing 76.203%
of the total shares
voted.
1,022,137.086 shares
representing 19.854%
of the total shares
voted.
203,017.612 shares
representing 3.943%
of the total shares
voted.
Proposal For Against
Abstain
To approve an amendment to the
Investment Advisory Agreement between
U.S. Global Investors, Inc. and the Trust,
on behalf of the Global Resources Fund,
that eliminates the performance-based
adjustment applicable to the Global
Resources Fund’s advisory fee structure.
4,374,247.968 shares
representing 76.144%
of the total shares
voted.
976,787.042 shares
representing 17.004%
of the total shares
voted.
393,672.648 shares
representing 6.852%
of the total shares
voted.

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(b)       Included as part of financial statements filed under Item 7(a).
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Included as part of financial statements filed under Item 7(a).
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not applicable.
ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the Board of Trustees from shareholders.
ITEM 16. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Reporting Period that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.
ITEM 19. EXHIBITS.
(a)(1) Not applicable.
(a)(2) Not applicable.
(a)(3) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).
(a)(4) Not applicable.
(a)(5) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant              U.S. Global Investors Funds
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	August 26, 2024

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 26, 2024